[LM PHOTO APPEARS HERE]                LM Institutional Fund Advisors I, Inc.

                                                 Western Asset Core Portfolio
                                            Western Asset Core Plus Portfolio
                                         Western Asset Intermediate Portfolio
                                Western Asset Non-U.S. Fixed Income Portfolio




                                                                Annual Report
                                                               March 31, 2000

President's Letter
LM Institutional Fund Advisors I, Inc.



April 24, 2000

Dear Shareholder:

We are pleased to provide you with the financial statements for the Western Asset Portfolios for the period ended March 31, 2000. Included are narratives from the portfolio management team for these Portfolios detailing key developments as they pertain to your investment.

The following table summarizes the Portfolios' Institutional Class performance for the 1-year period ended March 31, 2000.


       --------------------------------------------------------------
                                                               1 YEAR
       --------------------------------------------------------------

       Western Asset Core Portfolio                             1.99%

       Western Asset Core Plus Portfolio                        1.95%

       Salomon Broad Market Index                               1.81%



       Western Asset Intermediate Portfolio                     2.49%

       Lehman Intermediate Gov't/Corp Bond Index                2.08%



       Western Asset Non-U.S. Fixed Income Portfolio            0.57%

       Salomon World Gov't ex-U.S. Index (Hedged)               2.72%


As always, we thank you for your interest in the Portfolios. If you have any questions, comments or suggestions please feel free to call us at 1-888-425-6432. We look forward to hearing from you.



Sincerely,



/s/ Joseph L. Orlando
---------------------
Joseph L. Orlando
President
LM Institutional Advisors, Inc.

Performance Information

The returns shown on the following pages are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Portfolios will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders.

The following graphs compare each Portfolio's total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1 million investment for the periods indicated after deducting all Portfolio investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Portfolios' results and the indices' results assume reinvestment of all dividends and distributions.

Market Commentary

The past year has been unusually difficult for most fixed-income markets. Global interest rates rose substantially, with Japan being the notable exception, driven primarily by central banks tightening monetary policy for fear that a global recovery would result in rising inflation pressures. Short-term rates generally rose more than long-term rates, with yield curves flattening (and inverting in the U.S.) as a result. Inflation fears were compounded by a dramatic rise in energy prices. Tighter monetary policy and a flatter curve combined to push most spreads wider, most notably those in the higher quality ranges. The dollar rose against most currencies, supported by higher nominal and real yields and a robust equity market riding atop a dynamic economy. Domestically, Treasuries generally performed well, with Treasury Inflation Protected Securities (TIPS) registering the biggest gains, thanks largely to a rise in headline inflation. Despite the general rise in credit spreads, emerging market debt issues generated very strong returns as their spreads generally narrowed. With only a modest economic recovery in Europe and inflation benign, European bond yields rose less than U.S. yields. Japanese bonds were supported by the Bank of Japan's zero interest rate policy and strong demand from domestic investors. Once again, our ability to add value under extremely adverse conditions was challenged, with gains relative to market benchmarks achieved as a result of careful issue selection, prudent risk diversification and constraints on overall interest rate risk.

More specific information on the performance of each Portfolio can be found on the following pages.

Performance Information
Western Asset Core Portfolio



Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the Portfolio's performance was generally negative in the twelve months ended March 31, 2000, as both Treasury yields and spreads on most non-Treasury issues rose. Despite the adverse conditions, the Portfolio's total return of 1.99% (net of expenses) edged out that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 1.81%. The Portfolio's yield curve strategies were rewarded as the curve flattened. Although the Portfolio's duration was moderately longer than the benchmark for most of the period, the negative impact of rising rates was partially offset by defensive strategies which focused on enhancing yield at the expense of convexity. An overweighting to the mortgage sector was rewarded as spreads initially narrowed, and these gains were locked in by reducing exposure to neutral in January. Corporate overweighting subtracted the most from performance as spreads generally widened, but this was partially offset by an aggressive exposure to TIPS, which yielded very strong returns.

                 [GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]

                 Western Asset Core Portfolio
                     Institutional Class               Salomon Brothers
                      (net of expenses)            Broad Market Index/1,2/

Sept 4, 1990             $1,000,000                       $1,000,000
                          1,090,547                        1,087,700
                          1,246,275                        1,191,788
Mar 31, 1992              1,233,099                        1,214,308
                          1,344,055                        1,234,930
                          1,413,688                        1,376,904
                          1,530,294                        1,464,010
Mar 31, 1994              1,490,537                        1,412,153
                          1,464,078                        1,422,286
                          1,554,808                        1,483,043
                          1,771,087                        1,562,950
Mar 31, 1996              1,732,095                        1,643,508
                          1,836,671                        1,681,734
                          1,813,750                        1,724,204
                          2,023,465                        1,950,307
Mar 31, 1998              2,055,204                        1,930,764
                          2,192,257                        2,066,935
                          2,170,571                        2,056,264
                          2,155,100                        2,049,780
Mar 31, 2000              2,213,780                        2,066,545


Average Annual Total Returns as of March 31, 2000
-------------------------------------------------
                      WA Core      SBBI
-------------------------------------------------
     1 Year            1.99%       1.81%
-------------------------------------------------
     3 Years           6.87%       6.68%
-------------------------------------------------
     5 Years           7.32%       7.14%
-------------------------------------------------
 Since Inception
    (9/4/90)           8.65%       8.02%/1/
-------------------------------------------------
/1/From 8/31/90 through 3/31/00

/2/The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

Performance Information
Western Asset Core Portfolio (continued)

                 [GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]

                  Western Asset Core Portfolio
                  Financial Intermediary Class     Salomon Brothers
                       (net of expenses)        Broad Market Index/1,2/

Jul 22, 1999             $1,000,000                   $1,000,000
Sept 30, 1999               997,194                    1,012,100
Dec 31, 1999                977,706                    1,010,379
Mar 31, 2000              1,019,681                    1,032,709


Cumulative Total Returns as of March 31, 2000
---------------------------------------------
                      WA Core      SBBI
---------------------------------------------
 Since Inception
    (7/22/99)          1.97%      3.18%/1/
---------------------------------------------
/1/From 7/31/99 through 3/31/00

/2/The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

Performance Information
Western Asset Core Plus Portfolio
Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the Portfolio's performance was generally negative in the twelve months ended March 31, 2000, as both Treasury yields and spreads on most non-Treasury issues rose. Despite the adverse conditions, the Portfolio's total return of 1.95% (net of expenses) edged out that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 1.81%. The Portfolio's yield curve strategies were rewarded as the curve flattened. Although the Portfolio's duration was moderately longer than the benchmark for most of the period, the negative impact of rising rates was partially offset by defensive strategies, which focused on enhancing yield at the expense of convexity. An overweighting to the mortgage sector was rewarded as spreads initially narrowed, and these gains were locked in by reducing exposure to neutral in January. Corporate overweighting and a modest exposure to high-yield debt detracted from performance as spreads generally widened, but this was partially offset by emerging market debt holdings and an aggressive exposure to TIPS, which yielded very strong returns. Non-dollar exposure also contributed to performance as foreign markets generally outperformed their domestic counterparts.

                 [GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]

                    Western Asset
                 Core Plus Portfolio     Salomon Brothers
                  (net of expenses)    Broad Market Index/1,2/

Jul 8, 1998         $1,000,000               $1,000,000
Sept 30, 1998        1,036,133                1,041,400
Dec 31, 1998         1,036,133                1,045,670
Mar 31, 1999         1,010,410                1,040,860
Jun 30, 1999         1,014,321                1,031,180
Sept 30, 1999        1,023,712                1,038,604
Dec 31, 1999         1,024,241                1,036,839
Mar 31, 2000         1,045,855                1,059,753


Average Annual Total Returns as of March 31, 2000
-------------------------------------------------
                   WA Core Plus    SBBI
-------------------------------------------------
     1 Year            1.95%       1.81%
-------------------------------------------------
 Since Inception
    (7/8/98)           2.63%       3.37%/1/
-------------------------------------------------
/1/From 6/30/98 through 3/31/00

/2/The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.

Performance Information
Western Asset Intermediate Portfolio
Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the Portfolio's performance was generally negative in the twelve months ended March 31, 2000, as both Treasury yields and spreads on most non-Treasury issues rose. Despite the adverse conditions, the Portfolio's total return of 2.49% (net of expenses) exceeded that of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index, which recorded a total return of 2.08%. Although the Portfolio's duration was moderately longer than the benchmark for most of the period, the negative impact of rising rates was partially offset by defensive strategies which focused on enhancing yield at the expense of convexity. In addition, the Portfolio's barbell yield curve strategy was rewarded as the curve flattened. Moderate exposure to the mortgage sector was rewarded as spreads narrowed, and these gains were locked in by reducing exposure in January. Corporate overweighting subtracted the most from performance as spreads generally widened, but this was largely offset by an aggressive exposure to TIPS, which yielded very strong returns.

                 [GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]

                    Western Asset
                Intermediate Portfolio             Lehman Brothers
                  Institutional Class          Intermediate Gov't/Corp
                   (net of expenses)               Bond Index/1,2/

Jul 1,  1994           $1,000,000                    $1,000,000
                        1,005,479                     1,003,300
Mar  31, 1995           1,046,383                     1,050,500
                        1,161,410                     1,157,206
Mar  31, 1996           1,154,306                     1,150,508
                        1,215,892                     1,203,957
Mar  31, 1997           1,217,044                     1,205,387
                        1,318,045                     1,298,709
Mar  31, 1998           1,336,644                     1,321,948
                        1,419,618                     1,407,930
Mar  31, 1999           1,416,949                     1,408,667
                        1,412,492
                        1,426,106
                        1,425,112                     1,413,421
Mar  31,  2000          1,452,185                     1,437,968


Average Annual Total Returns as of March 31, 2000
-------------------------------------------------
                    WA Intm    LB Intm G/C
-------------------------------------------------
     1 Year          2.49%        2.08%
-------------------------------------------------
     3 Years         6.06%        6.05%
-------------------------------------------------
     5 Years         6.77%        6.49%
-------------------------------------------------
 Since Inception
    (7/1/94)         6.70%        6.53%/1/
-------------------------------------------------
/1/From 6/30/94 through 3/31/00

/2/The Lehman Brothers Intermediate Gov't/Corp Bond Index is an unmanaged index that measures the performance of intermediate (1-10 year) government and corporate fixed-rate debt issues.

Performance Information
Western Asset Non-U.S. Fixed Income Portfolio
Portfolio Manager: Western Asset Management Investment Strategy Group

The impact of market conditions on the portfolio's performance was generally negative in the twelve months ended March 31, 2000 as European and dollar-bloc bond yields rose over the period. With an underweighting to Japanese bonds and modest overweight duration, the Portfolio underperformed the SalomonBrothers World Government ex-U.S. Index (Hedged), returning 0.57% (net of expenses) vs. 2.72%. Against equivalent-duration U.S. Treasuries, the Portfolio outperformed by 0.35% (net of expenses). The Portfolio's performance was positively impacted by an overweight exposure to long-dated European government bonds as European yield curves flattened, and by a significant exposure to peripheral European markets such as Sweden and, in particular, Greece which benefited from sharply improving fundamentals ahead of participation in the European Monetary Union.

                 [GRAPH APPEARS HERE -- SEE PLOT POINTS BELOW]

                       Western Asset
                       Non-U.S. Fixed                Salomon Brothers
                      Income Portfolio                  World Gov't
                     (net of expenses)          ex-U.S. Index (Hedged)/1,2/

Jul 15, 1998             $1,000,000                       $1,000,000
Sept 30, 1998             1,042,000                        1,042,700
Dec 31, 1998              1,065,363                        1,048,435
Mar 31, 1999              1,058,087                        1,066,363
Jun 30, 1999              1,054,569                        1,059,538
Sept 30, 1999             1,034,980                        1,059,750
Dec 31, 1999              1,046,349                        1,072,149
Mar 31, 2000              1,064,103                        1,095,415


Average Annual Total Returns as of March 31, 2000
-------------------------------------------------
                    WA Non U.S.  SB World
-------------------------------------------------
     1 Year            0.57%       2.72%
-------------------------------------------------
 Since Inception
    (7/15/98)          3.69%       5.61%/1/
-------------------------------------------------
/1/From 7/31/98 through 3/31/00

/2/The Salomon Brothers World Gov't ex-U.S. Index (Hedged) is an unmanaged index that measures the performance of debt issues traded in 14 world government bond markets.

Statement of Net Assets
Western Asset Core Portfolio

March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
Corporate Bonds and Notes                                   23.7%
Aerospace/Defense                                            0.5%
Lockheed Martin Corporation                                                 8.50%     12/1/29     $  2,500     $  2,513
Raytheon Company                                                            7.20%     8/15/27          560          496
                                                                                                               --------
                                                                                                                  3,009
Automotive                                                   0.1%
Ford Motor Company                                                          7.40%     11/1/46          400          377

Auto/Truck Parts & Equipment                                 0.8%
TRW Inc.                                                                   6.676%     3/25/02        5,000        4,999/F/

Banking and Finance                                          8.8%
Abbey National Capital Trust I                                             8.963%    12/29/49        1,350        1,379
BNY Capital Trust                                                           7.97%    12/31/26        4,000        3,785
Deutsche Bank Capital Funding Trust I                                      7.872%    12/29/49        1,350        1,284/G/
Dresdner Funding Trust I                                                   8.151%     6/30/31        4,055        3,866/G/
Dryden Investor Trust                                                      7.157%     7/23/08       14,361       13,536/G/
Ford Motor Credit Company                                                   5.75%     2/23/04        1,735        1,636
General Motors Acceptance Corporation                                       5.85%     1/14/09        5,000        4,436
General Motors Acceptance Corporation                                       0.00%     6/15/15       14,900        4,515/B/
Heller Financial, Inc.                                                      6.32%     3/13/02        2,000        1,961/F/
J.P. Morgan & Company, Inc.                                                7.451%     2/15/12        2,000        1,789/F/
KBC Bank Funding Trust III                                                  9.86%    11/29/49        1,155        1,231/G/
Key Bank, N. A.                                                             6.27%     3/18/02        5,000        5,010/F/
Lehman Brothers Holdings Inc.                                              6.483%     7/8/02         6,000        6,000/F/
SB Treasury Company LLC                                                     9.40%    12/29/49        6,290        6,297/G/
Socgen Real Estate Co. LLC                                                  7.64%    12/29/49          500          475/G/
                                                                                                               --------
                                                                                                                 57,200
Cable                                                        0.9%
Continental Cablevision Inc.                                                9.00%     9/1/08         2,200        2,364
TCI Communications, Inc.                                                   6.375%     5/1/03         1,430        1,401
TCI Communications, Inc.                                                   7.875%     2/15/26        2,100        2,127
                                                                                                               --------
                                                                                                                  5,892
Chemicals                                                    0.1%
Dow Chemical Company                                                       7.375%     11/1/29        1,020          978

Diversified Services                                         1.2%
Loews Corporation                                                          7.625%     6/1/23         8,459        8,118

Energy                                                       0.6%
Edison Mission Energy                                                       6.79%     6/15/01        2,000        2,000/F,G/
System Energy Resources, Inc.                                               7.43%     1/15/11        2,345        2,213
                                                                                                               --------
                                                                                                                  4,213

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Environmental Services                                       1.6%
USA Waste Services Incorporated                                            7.125%    12/15/17     $  6,000     $  4,692
Waste Management, Inc.                                                     6.875%     5/15/09        7,000        5,847
Waste Management, Inc.                                                      7.00%     7/15/28           45           33
                                                                                                               --------
                                                                                                                 10,572
Food, Beverage and Tobacco                                   2.8%
Diageo plc                                                                 8.625%     8/15/01          150          153
J. Seagram & Sons                                                           6.40%    12/15/03        2,820        2,689
J. Seagram & Sons                                                           6.80%    12/15/08        1,360        1,257
J. Seagram & Sons                                                           7.50%    12/15/18        1,000          931
J. Seagram & Sons                                                           7.60%    12/15/28        1,430        1,316
Nabisco Incorporated                                                       6.375%     2/1/35         4,250        3,966
Philip Morris Companies, Inc.                                               8.75%     6/1/01           100          101
R.J. Reynolds Tobacco Holdings, Inc.                                        7.75%     5/15/06        4,810        4,063
R.J. Reynolds Tobacco Holdings, Inc.                                       7.875%     5/15/09        3,240        2,786
The Pepsi Bottling Group Incorporated                                       7.00%     3/1/29           900          810
                                                                                                               --------
                                                                                                                 18,072
Gas and Pipeline Utilities                                   1.3%
CMS Panhandle Holding Company                                              6.125%     3/15/04        1,700        1,591
Enron Corp.                                                                 6.58%     9/10/01        2,000        2,002/F,G/
Occidental Petroleum Corporation                                            8.45%     2/15/29        4,700        4,761
                                                                                                               --------
                                                                                                                  8,354
Insurance                                                    0.2%
Ace Capital Trust II                                                        9.70%     4/1/30         1,400        1,417

Media                                                        2.6%
News America Incorporated                                                  7.625%    11/30/28        3,000        2,732
News America Incorporated                                                   6.75%     1/9/38         6,400        5,894
Time Warner Inc.                                                            6.85%     1/15/26        2,000        1,944
Time Warner Inc.                                                            6.95%     1/15/28        2,500        2,232
Time Warner Inc.                                                            9.15%     2/1/23         3,500        3,927
                                                                                                               --------
                                                                                                                 16,729
Medical / Drugs                                              0.6%
Merck & Co., Inc.                                                           5.95%     12/1/28        4,400        3,723

Telecommunications                                           0.6%
AT&T Corp.                                                                  9.65%     3/31/27        1,880        2,189
Cox Communications, Inc.                                                   7.875%     8/15/09          640          642
Sprint Capital Corporation                                                 6.875%    11/15/28        1,140        1,022
                                                                                                               --------
                                                                                                                  3,853

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Transportation                                               1.0%
Consolidated Rail Corporation                                              7.875%     5/15/43        $ 520     $    498
Union Pacific Corporation                                                  6.625%     2/1/29         7,000        5,936
                                                                                                               --------
                                                                                                                  6,434
Total Corporate Bonds and Notes
   (Identified Cost $162,714)                                                                                   153,940
------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                      4.6%
Fixed-rate Securities                                        2.9%
Advanta Mortgage Loan Trust                                                 7.59%     6/25/14          600          597
ANRC Auto Owner Trust                                                       6.54%    11/15/02          980          979
Chevy Chase 1997-A                                                          7.65%    12/20/07        1,889        1,831
Chevy Chase RACES 1998-A                                                    6.85%     8/1/13         4,083        3,670/G/
FMAC Loan Receivables Trust                                                 7.35%     4/15/19          163          157/G/
Green Tree Recreational, Equipment and
   Consumer Trust 1998-A                                                    6.71%     5/15/29        2,543        2,483
Onyx Acceptance Auto Trust                                                  6.18%     4/15/02        9,431        9,393
                                                                                                               --------
                                                                                                                 19,110
Indexed Securities                                           1.7%
SLM Student Loan Trust 1998-2                                              5.989%     4/25/07          885          880/F/
World Omni Automobile Lease Securitization                                 6.135%     2/15/02       10,200       10,203/F/
                                                                                                               --------
                                                                                                                 11,083
Total Asset-backed Securities
   (Identified Cost $30,741)                                                                                     30,193
------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                   4.1%
Fixed-rate Securities                                        3.6%
Asset Securitization Corporation                                            6.92%     2/14/29        5,965        5,802
CAPCO America Securitization Corporation                                    6.26%     9/15/08        3,000        2,736
Crimi Mae Commercial Mortgage Trust                                         7.00%     3/2/11         2,720        2,358/G/
GMAC Commercial Mortgage Security Incorporated                              6.70%     3/15/08          100           95
Merrill Lynch Mortgage Investors, Inc.                                      6.69%    11/21/28           78           77
Merrill Lynch Mortgage Investors, Inc.                                      6.96%    11/21/28        1,358        1,318
Nomura Asset Securities Corporation                                         6.28%     3/17/28        2,391        2,294
Nomura Asset Securities Corporation                                         7.07%     4/13/36        4,577        4,539
Nomura Asset Securities Corporation                                         7.12%     4/13/36        4,500        4,395
                                                                                                               --------
                                                                                                                 23,614
Indexed Securities                                          N.M.
Prudential Securities Financing Corp.                                      6.485%     4/25/26           48           48/F/

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
Asset-backed Securities  (CONTINUED)
Stripped Securities                                          0.3%
FFCA Secured Lending Corporation                                           1.728%     5/18/18     $ 19,882     $  1,715/D1,G/
Structured Mortgage Asset Residential Trust                                 2500%     8/25/22         N.M.         N.M./D1/
Structured Mortgage Asset Residential Trust                                0.128%     1/25/23        6,229            4/D1/
                                                                                                               --------
                                                                                                                  1,719
Variable-rate Securities                                     0.2%
Resolution Trust Corporation                                               10.28%     8/25/21           96           96/C/
Resolution Trust Corporation                                               7.654%    10/25/28           82           82/C/
Resolution Trust Corporation                                               7.503%     9/25/29          924          904/C/
                                                                                                               --------
                                                                                                                  1,082
Total Mortgage-backed Securities
   (Identified Cost $26,552)                                                                                     26,463
------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                      27.7%
Fixed-rate Securities                                       14.1%
Fannie Mae                                                                  6.25%     5/15/29        1,200        1,082
Fannie Mae                                                                 7.125%     1/15/30        5,260        5,326
Fannie Mae                                                                  6.21%     8/6/38         1,040          916
Freddie Mac                                                                 5.75%     4/15/08        3,090        2,817
United States Treasury Bonds                                              11.125%     8/15/03          530          602
United States Treasury Bonds                                              11.875%    11/15/03        6,320        7,383
United States Treasury Bonds                                                8.00%    11/15/21       19,820       24,131
United States Treasury Bonds                                               6.125%     8/15/29       21,000       21,404
United States Treasury Notes                                               6.375%     9/30/01        8,100        8,084
United States Treasury Notes                                                5.75%    10/31/02        4,650        4,570
United States Treasury Notes                                                5.75%    11/30/02          400          393
United States Treasury Notes                                               5.625%    12/31/02        4,300        4,209
United States Treasury Notes                                               6.875%     5/15/06        3,350        3,438
United States Treasury Notes                                                6.00%     8/15/09        7,330        7,237
                                                                                                               --------
                                                                                                                 91,592
Indexed Securities                                          12.7%
United States Treasury Inflation - Indexed Security                        3.625%     1/15/08       18,441       17,963/E/
United States Treasury Inflation - Indexed Security                        3.625%     4/15/28       47,666       45,268/E/
United States Treasury Inflation - Indexed Security                        3.875%     4/15/29       19,662       19,502/E/
                                                                                                               --------
                                                                                                                 82,733
Stripped Securities                                          0.9%
United States Treasury Bonds                                                0.00%    11/15/21       19,410        5,369/D2/
United States Treasury Bonds                                                0.00%    11/15/27        2,740          558/D2/
                                                                                                               --------
                                                                                                                  5,927
Total U.S. Government and Agency Obligations
   (Identified Cost $181,136)                                                                                   180,252
------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
U.S. Government Agency Mortgage-
   backed Securities                                        37.7%
Fixed-rate Securities                                       37.2%
Fannie Mae                                                                  7.00%    9/1/07 to 5/1/29  $ 22,282  $ 21,656
Fannie Mae                                                                  7.50%    6/1/25 to 7/1/29    20,135    19,831
Fannie Mae                                                                  6.00%    1/1/26 to 5/1/29    50,152    45,692
Fannie Mae                                                                  6.50%    7/1/28 to 8/1/29   109,976   103,178
Fannie Mae                                                                  6.50%       4/1/30            9,600     9,002/H/
Federal Housing Authority USGI #68                                          7.43%       3/1/21              235       229
Freddie Mac                                                                 8.25%       8/1/01                8         8
Freddie Mac                                                                 9.25%       6/1/02               45        45
Freddie Mac                                                                 6.75%       5/1/04               95        93
Freddie Mac                                                                 7.50%       4/1/06               63        62
Freddie Mac                                                                 9.75%       7/1/08              206       211
Freddie Mac                                                                 5.50%   12/1/13 to 2/1/14     3,730     3,439
Freddie Mac                                                                 9.30%       4/15/19           1,057     1,084
Freddie Mac                                                                 7.00%   4/1/24 to 5/1/29      8,700     8,389
Freddie Mac                                                                 6.00%       5/1/29              632       576
Freddie Mac                                                                 6.00%       4/1/30           19,750    17,985/H/
Freddie Mac                                                                 6.50%       4/1/30            6,510     6,109/H/
Government National Mortgage Association                                    9.50%       3/15/03              63        65
Government National Mortgage Association                                   10.25%       6/15/03               9        10
Government National Mortgage Association                                   10.00%      11/15/09               5         5
Government National Mortgage Association                                    7.50%   10/15/22 to 9/15/26     938       933
Government National Mortgage Association                                    7.00%       1/15/24              18        17
Government National Mortgage Association                                    6.00%       4/15/30           3,100     2,925/H/
Government National Mortgage Association                                    7.00%       4/15/30             600       582/H/
                                                                                                                 --------
                                                                                                                  242,126
Stripped Securities                                          0.5%
Fannie Mae                                                                  9.50%       2/1/17              125        36/D1/
Fannie Mae                                                                  1010%       2/25/20            N.M.         3/D1/
Fannie Mae                                                               1009.25%       8/25/21               5       146/D1/
Fannie Mae                                                                  0.00%       5/25/22           1,232       968/D2/
Financing Corporation                                                       0.00%       4/5/19            1,150       345/D2/
Freddie Mac                                                                10.00%       3/1/21            1,088       293/D1/
Freddie Mac                                                                 0.00%       7/15/22             178       133/D2/
Resolution Funding Corporation                                              0.00%      10/15/19           3,000       876/D2/
Resolution Funding Corporation                                              0.00%       4/15/30           2,610       430/D2/
                                                                                                                 --------
                                                                                                                    3,230
Total U.S. Government Agency Mortgage-
   backed Securities (Identified Cost $254,728)                                                                   245,356
------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
Yankee Bonds/A/                                              9.1%
Corporate                                                    5.8%
Banco Nacional de Mexico SA                                                 7.50%     10/1/06     $  8,800     $  8,761/G/
Hydro-Quebec                                                                8.05%     7/7/24         4,895        5,205
HypoVereinsbank                                                            8.741%     6/30/31          920          916/G/
Korea Electric Power Corporation                                            7.75%     4/1/13         2,570        2,397
PDVSA Finance Limited 1998-1                                                7.50%    11/15/28        2,000        1,425
Petroleos Mexicanos                                                         9.03%     2/15/11        2,260        2,297/G/
Petrozuata Finance, Inc.                                                    8.22%     4/1/17         6,390        5,000/G/
Royal Bank of Scotland Group plc                                           8.817%     3/31/49          870          888
Royal & Sun Alliance Insurance Group plc                                    8.95%    10/15/29          680          696/G/
Sanwa Finance Aruba AEC                                                     8.35%     7/15/09        1,450        1,445
The Bank of Tokyo-Mitsubishi, Ltd.                                          8.40%     4/15/10        3,875        3,998
YPF Sociedad Anonima                                                        7.50%    10/26/02        1,638        1,621
YPF Sociedad Anonima                                                        7.75%     8/27/07        3,250        3,175
                                                                                                               --------
                                                                                                                 37,824
Foreign Governments                                          3.3%
Quebec Province                                                             7.50%     9/15/29        1,165        1,171
Republic of Argentina                                                       0.00%    10/15/01        6,130        5,348/B/
Republic of Argentina                                                       0.00%    10/15/04        2,050        1,279/B/
Republic of Poland                                                          6.00%    10/27/14        7,750        7,043
Republic of South Korea                                                    8.875%     4/15/08           40           41
United Mexican States                                                     10.375%     2/17/09        5,790        6,253
                                                                                                               --------
                                                                                                                 21,135
Total Yankee Bonds
   (Identified Cost $59,660)                                                                                     58,959
------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                              1.1%
Home Ownership Funding Corporation                                        13.331%                    6 shs        4,349/G/
Home Ownership Funding Corporation II                                     13.338%                    3 shs        2,502/G/
                                                                                                               --------
Total Preferred Stock
   (Identified Cost $7,951)                                                                                       6,851
------------------------------------------------------------------------------------------------------------------------------
Short-term Investments                                       3.0%
Corporate Bonds and Notes                                    1.5%
GTE Corporation                                                            6.175%     6/12/00     $  8,000        7,998/F/
Heller Financial, Inc.                                                     6.578%     9/25/00        2,000        2,002/F/
                                                                                                               --------
                                                                                                                 10,000
Asset-backed Securities                                     N.M.
Option One CTS Arm Trust                                                   3.097%     3/25/01        3,974           52/D1/

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity       Par/
                                                         Net Assets         Rate       Date        Shares         Value
                                                    --------------------------------------------------------------------------
Short-term Investments (CONTINUED)
U. S. Government and Agency Obligations                      0.7%
Fannie Mae                                                                  0.00%     5/11/00     $  4,250     $  4,224/B,I/
United States Treasury Notes                                               5.375%     7/31/00          700          698
                                                                                                               --------
                                                                                                                  4,922
Repurchase Agreements                                        0.7%
Merrill Lynch Government Securities, Inc.
   6.25% dated 3/31/00, to be repurchased at
   $4,288 on 4/3/00 (Collateral: $4,485 Fannie
   Mae Medium-term Notes, 5.90% due 7/9/03,
   value $4,433)                                                                                     4,286        4,286

Options Purchased/K/                                         0.1%
Eurodollar Future Call, September 2000,
   Strike Price $92.75                                                                                 637/J/       597
                                                                                                               --------
Total Short-term Investments
   (Identified Cost $20,579)                                                                                     19,857
------------------------------------------------------------------------------------------------------------------------------
Total Investments
   (Identified Cost $744,061)                              111.0%                                              $721,871
Other Assets Less Liabilities                              (11.0)%                                              (71,377)
                                                                                                               --------

Net Assets Consisting of:
Accumulated paid-in capital applicable to
   62,494 Institutional Class shares outstanding                                                  $691,061
      140 Financial Intermediary Class shares outstanding                                            1,490
Accumulated net realized gain/(loss) on investments, options and futures                           (18,954)
Unrealized appreciation/(depreciation) of investments, options and futures                         (23,103)
                                                                                                  --------

Net Assets                                                 100.0%                                              $650,494
                                                                                                               ========
Net Asset Value Per Share
   Institutional Class                                                                                         $  10.39
                                                                                                               ========
   Financial Intermediary Class                                                                                $  10.40
                                                                                                               ========

Western Asset Core Portfolio


March 31, 2000
(Amounts in Thousands)

                                                                                          Actual           Appreciation/
                                                                      Expiration         Contracts        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased/K/
Fannie Mae Agency Bond Futures                                           June 00             66             $   (17)
U.S. Treasury Bond Futures                                               June 00            305                 217
U.S. Treasury Note Futures                                               June 00            287                 107
                                                                                                            -------
                                                                                                            $   307

Futures Contracts Written/K/
U.S. Treasury Note Futures                                               June 00            105              $ (151)

Options Written/K/
Eurodollar Futures Call,Strike Price $93.25                         September 00            182                $ 51
Eurodollar Futures Call, Strike Price $93.50                        September 00             55                   9
U.S. Treasury Bond Futures Call,Strike Price $97.00                     April 00             66                 (48)
U.S. Treasury Bond Futures Call, Strike Price $94.00                      May 00            299                (979)
U.S. Treasury Bond Futures Put, Strike Price $96.00                     April 00             62                  24
U.S. Treasury Bond Futures Put, Strike Price $92.00                       May 00            211                 181
U.S. Treasury Bond Futures Put, Strike Price $94.00                       May 00             93                  33
U.S. Treasury Note Futures Call, Strike Price $97.00                      May 00            331                (336)
U.S. Treasury Note Futures Call, Strike Price $100.00                  August 00            217                  (4)
                                                                                                            -------
                                                                                                            $(1,069)
------------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond-- A dollar denominated bond issued in the U.S. by foreign entities.
/B/ Zero-coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/C/ The coupon rates shown on variable-rate securities are the rates at March
    31, 2000. These rates vary with the weighted average coupon of the underlying loans.
/D/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/E/ United States Treasury Inflation-indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/F/ Indexed Security -- The rate of interest on these securities is tied to the London Interbank Offer Rate (LIBOR), the Cost of Funds Index (COFI), the One Year Treasury Constant Maturity Rate or a similar Index. The coupon rates shown are the rates at March 31, 2000.
/G/ Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.7% of net assets.
/H/ When-issued Security -- Security purchased on a delayed delivery basis.
    Final settlement amount and maturity date have not yet been announced.
/I/ Collateral to cover futures contracts written.
/J/ This represents the actual number of contracts.
/K/ Options and Futures are described in more detail in the notes to financial statements.
N.M. Not meaningful

See Notes to Financial Statements

Statement of Net Assets
Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
Corporate Bonds and Notes                                   16.4%
Aerospace/Defense                                            1.2%
Lockheed Martin Corporation                                                 8.50%      12/1/29          $  1,650     $  1,658
Raytheon Company                                                            6.75%      8/15/07               960          893
                                                                                                                     --------
                                                                                                                        2,551
Auto/Truck Parts &Equipment                                  0.9%
American Axle & Manufacturing Holdings, Inc.                                9.75%       3/1/09                50           49
J. L. French Automotive Casting                                            11.50%       6/1/09                50           49
Lear Corporation                                                            7.96%       5/15/05              210          195
Lear Corporation                                                            8.11%       5/15/09              580          522
Tenneco Automotive Inc.                                                   11.625%      10/15/09               50           49
TRW Inc.                                                                   6.676%       3/25/02            1,000        1,000/F/
                                                                                                                     --------
                                                                                                                        1,864

Banking and Finance                                          4.0%
Abbey National Capital Trust I                                             8.963%      12/29/49              340          347
Associates Corporation of North America                                     5.75%       11/1/03              600          573
Bear Stearns Companies Inc.                                                7.625%       2/1/05             1,200        1,198
BNY Capital Trust                                                           7.97%      12/31/26            1,000          946
Dresdner Funding Trust I                                                   8.151%       6/30/31              305          291/B/
Ford Motor Credit Company                                                   5.75%       2/23/04              400          377
Ford Motor Credit Company                                                   5.80%       1/12/09               20           18
General Motors Acceptance Corporation                                       5.85%       1/14/09            2,000        1,774
General Motors Acceptance Corporation                                       7.75%       1/19/10              500          505
IBJ Preferred Capital Corp. LLC                                             8.79%      12/29/49              500          471/B/
KBC Bank Funding Trust III                                                  9.86%      11/29/49              165          176/B/
Lehman Brothers Holdings Inc.                                               6.25%       4/1/03               200          192
Lehman Brothers Holdings Inc.                                               7.00%       5/15/03              220          216
Lehman Brothers Holdings Inc.                                               7.25%      10/15/03              580          573
SB Treasury Company LLC                                                     9.40%      12/29/49              500          501/B/
Zurich Capital Trust I                                                     8.376%       6/1/37               500          479/B/
                                                                                                                     --------
                                                                                                                        8,637
Building Materials                                          N.M.
American Standard Companies, Inc.                                           8.25%       6/1/09                28           28
American Standard Companies, Inc.                                          7.625%       2/15/10               19           17
Nortek, Inc.                                                               8.875%       8/1/08                80           72
                                                                                                                     --------
                                                                                                                          117
Business Services                                            0.5%
Cendant Corporation                                                         7.75%       12/1/03            1,100        1,084

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)
xxx

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Cable                                                        1.5%
Adelphia Communications Corporation                                         7.875%      5/1/09          $    146     $    124
Cablevision Systems Corporation                                             8.125%      8/15/09              170          171
Century Communications Corp.                                                8.875%      1/15/07               31           28
Charter Communication Holdings LLC                                          8.625%      4/1/09               145          128
Continental Cablevision Inc.                                                 9.00%      9/1/08             1,000        1,075
CSC Holdings Incorporated                                                   8.125%      7/15/09               20           20
NTL Communications, Corp.                                                    0.00%      10/1/08              102           66/H/
TCI Communications, Inc.                                                    7.875%      2/15/26              500          506
TCI Communications, Inc.                                                    7.125%      2/15/28            1,180        1,095
                                                                                                                     --------
                                                                                                                        3,213
Chemicals                                                    0.2%
Dow Chemical Company                                                        7.375%      11/1/29              270          259
Huntsman ICI Holdings LLC                                                    0.00%     12/31/09              500          147/B,J/
Lyondell Chemical Company                                                   9.875%      5/1/07                30           29
                                                                                                                     --------
                                                                                                                          435
Computer Services                                            0.4%
Electronic Data Systems Corporation                                          7.45%     10/15/29              900          881

Consumer Services                                           N.M.
Terex Corporation                                                           8.875%      4/1/08               113           99

Electric                                                     0.3%
Calpine Corporation                                                          7.75%      4/15/09               38           35
CMS Energy Corporation                                                       7.50%      1/15/09               50           44
Niagara Mohawk Power Corporation                                             7.75%      10/1/08              500          490
The AES Corporation                                                          9.50%      6/1/09               108          104
                                                                                                                     --------
                                                                                                                          673
Energy                                                      N.M.
P&L Coal Holdings Corp.                                                     9.625%      5/15/08               80           71

Environmental Services                                       0.5%
Allied Waste North America Incorporated                                     10.00%      8/1/09               150          115
Safety-Kleen Corp.                                                           9.25%      5/15/09               86            7/L/
Waste Management, Inc.                                                       6.65%      5/15/05              600          598
Waste Management, Inc.                                                      7.125%     12/15/17              500          391
                                                                                                                     --------
                                                                                                                        1,111
Food, Beverage and Tobacco                                   1.1%
J. Seagram & Sons                                                            6.40%     12/15/03              510          486
J. Seagram & Sons                                                            7.50%     12/15/18              240          223
J. Seagram & Sons                                                            7.60%     12/15/28              180          166
R.J. Reynolds Tobacco Holdings, Inc.                                         7.75%      5/15/06            1,010          853
R.J. Reynolds Tobacco Holdings, Inc.                                        7.875%      5/15/09              680          585
                                                                                                                     --------
                                                                                                                        2,313

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Gaming                                                       0.1%
Horseshoe Gaming Holdings, Inc.                                             8.625%      5/15/09         $     73     $     67
International Game Technology                                               8.375%      5/15/09               60           55
Park Place Entertainment Corporation                                        9.375%      2/15/07               83           81/B/
                                                                                                                     --------
                                                                                                                          203
Gas and Pipeline Utilities                                   0.6%
CMS Panhandle Holding Company                                                7.00%      7/15/29              300          258
Enron Corp.                                                                  6.58%      9/10/01            1,000        1,001/B,F/
                                                                                                                     --------
                                                                                                                        1,259
Industrial                                                   0.1%
Blount International Inc.                                                   13.00%      8/1/09               115          119

Insurance                                                    0.7%
Ace Capital Trust II                                                         9.70%      4/1/30               360          364
Conseco, Inc.                                                                8.75%      2/9/04             1,081        1,047
                                                                                                                     --------
                                                                                                                        1,411
Media                                                        0.7%
EchoStar Communications Corporation                                         9.375%      2/1/09                52           50
News America Holdings Incorporated                                           8.25%     10/17/96            1,100        1,041
News America Incorporated                                                    6.75%      1/9/38               200          184
Time Warner Inc.                                                            8.375%      3/15/23              200          208
                                                                                                                     --------
                                                                                                                        1,483
Media and Entertainment                                     N.M.
TV Guide Incorporated                                                       8.125%      3/1/09                80           79

Telecommunications                                           1.8%
Adelphia Business Solutions, Inc.                                           12.00%      11/1/07              151          152
AT&T Corp.                                                                   9.65%      3/31/27            1,480        1,723
Focal Communications Corporation                                           11.875%      1/15/10               61           61/B/
Frontier Corporation                                                         6.00%     10/15/03              185          172
Global Crossing Holdings Limited                                             9.50%     11/15/09              159          154/B/
Level 3 Communications, Inc.                                                9.125%      5/1/08                82           70
Level 3 Communications, Inc.                                                 0.00%      3/15/10              163           82/B,H/
Lucent Technologies Inc.                                                     6.45%      3/15/29              500          439
McLeodUSA Incorporated                                                      8.125%      2/15/09               50           44
Metromedia Fiber Network, Inc.                                              10.00%     12/15/09              106          102
NEXTLINK Communications, Inc.                                               10.75%      6/1/09               194          186
Primus Telecommunications Group, Incorporated                               12.75%     10/15/09              108          106
PSINet Inc.                                                                 10.50%      12/1/06               93           89/B/
PSINet Inc.                                                                 11.00%      8/1/09                60           58
VoiceStream Wireless Corporation                                             0.00%     11/15/09               60           36/B,H/

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Telecommunications (continued)

VoiceStream Wireless Corporation                                           10.375%     11/15/09         $     65     $     65/B/
Williams Communications Group, Inc.                                        10.875%      10/1/09              140          138
Winstar Communications Incorporated                                         12.75%      4/15/10               56           54/B/
Worldwide Fiber, Inc.                                                       12.00%      8/1/09                50           48
                                                                                                                     --------
                                                                                                                        3,779
Transportation                                               1.8%
Avis RentACar, Inc.                                                         11.00%      5/1/09                85           85
Burlington Northern Santa Fe Corporation                                    6.375%     12/15/05              360          341
Consolidated Rail Corporation                                               7.875%      5/15/43              200          192
CSX Corporation                                                              6.25%     10/15/08              570          515
CSX Corporation                                                              7.90%      5/1/17               500          493
Norfolk Southern Corporation                                                 7.80%      5/15/27              370          358
Union Pacific Corporation                                                   7.125%      2/1/28             2,000        1,773
Worldwide Flight Services Incorporated                                      12.25%      8/15/07               71           69
                                                                                                                     --------
                                                                                                                        3,826
Total Corporate Bonds and Notes
   (Identified Cost $37,308)                                                                                           35,208
---------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                      3.2%
Fixed-rate Securities                                        1.2%
ANRC Auto Owner Trust                                                        6.54%     11/15/02              250          250
Onyx Acceptance Auto Trust                                                   6.18%      4/15/02            2,311        2,302
                                                                                                                     --------
                                                                                                                        2,552
Indexed Securities                                           2.0%
Bank of America Auto Loan Backed                                             6.41%      3/25/02            1,600        1,600/B,F/
SLM Student Loan Trust 1998-2                                               5.989%      4/25/07              230          228/F/
World Omni Automobile Lease Securitization                                  6.253%      2/15/02            2,500        2,501/F/
                                                                                                                     --------
                                                                                                                        4,329
Total Asset-backed Securities
   (Identified Cost $6,890)                                                                                             6,881
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                   2.7%
Fixed-rate Securities                                        2.7%
CAPCO America Securitization Corporation                                     6.26%      9/15/08              800          730
Commercial Mortgage Asset Trust                                             7.546%     12/17/09              300          299
Commercial Mortgage Asset Trust                                              6.64%      9/17/10            1,175        1,100
GMAC Commercial Mortgage Security Incorporated                              6.945%      9/15/33            1,200        1,139
Nomura Asset Securities Corporation                                          6.59%      3/15/30            2,750        2,578
                                                                                                                     --------

Total Mortgage-backed Securities
   (Identified Cost $6,051)                                                                                             5,846
---------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
U.S. Government and Agency Obligations                      23.1%
Fixed-rate Securities                                       12.6%
Fannie Mae                                                                  6.25%       5/15/29         $    960     $    866
Fannie Mae                                                                 7.125%       1/15/30            4,190        4,242
Fannie Mae                                                                  6.21%       8/6/38               350          308
Freddie Mac                                                                 5.75%       4/15/08              930          848
United States Treasury Bonds                                              11.875%      11/15/03              730          853
United States Treasury Bonds                                                8.00%      11/15/21            1,630        1,984
United States Treasury Bonds                                                5.25%      11/15/28           11,000        9,845
United States Treasury Bonds                                               6.125%       8/15/29            8,000        8,154
                                                                                                                     --------
                                                                                                                       27,100
Indexed Securities                                           9.7%
United States Treasury Inflation - Indexed Security                         4.25%       1/15/10            3,239        3,302/D/
United States Treasury Inflation - Indexed Security                        3.625%       4/15/28           18,629       17,691/D/
                                                                                                                     --------
                                                                                                                       20,993

Stripped Securities                                          0.8%
United States Treasury Bonds                                                0.00%      11/15/21            5,480        1,516/G2/
United States Treasury Bonds                                                0.00%      11/15/27              740          151/G2/
                                                                                                                     --------
                                                                                                                        1,667

Total U.S. Government and Agency  Obligations
   (Identified Cost $49,682)                                                                                           49,760
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
   backed Securities                                        33.6%
Fixed-rate Securities                                       33.5%
Fannie Mae                                                                  6.50%  5/1/14 to 12/1/29      31,826       29,856
Fannie Mae                                                                  5.50%       4/1/15               100           92/C/
Fannie Mae                                                                  7.00%       4/1/15               100           98/C/
Fannie Mae                                                                  6.00%  3/1/28 to 7/1/29       12,535       11,418
Fannie Mae                                                                  7.50%       11/1/29              888          873
Fannie Mae                                                                  6.50%       4/1/30             2,700        2,532/C/
Fannie Mae                                                                  7.50%       4/1/30             2,500        2,469/C/
Freddie Mac                                                                 5.50%       12/1/13              803          741
Freddie Mac                                                                 7.00%       4/1/29               495          476
Freddie Mac                                                                 6.50%       7/1/29            10,565        9,914
Government National Mortgage Association                                    7.50%  3/15/23 to 7/15/28      4,107        4,077
Government National Mortgage Association                                    7.00%  7/15/23 to 12/15/28     9,691        9,408
                                                                                                                     --------
                                                                                                                       71,954

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
U.S. Government Agency Mortgage-
   backed Securities (CONTINUED)
Stripped Securities                                          0.1%
Financing Corporation                                                       0.00%       4/5/19          $    300     $     90/G2/
Resolution Funding Corporation                                              0.00%       4/15/30              730          121/G2/
                                                                                                                     --------
                                                                                                                          211
Total U.S. Government Agency Mortgage-
   backed Securities (Identified Cost $74,479)                                                                         72,165
---------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                             10.5%
Corporate                                                    4.4%
Avecia Group Plc                                                           11.00%       7/1/09               100           99
Diageo Capital plc                                                         6.625%       6/24/04            1,400        1,371
HypoVereinsbank                                                            8.741%       6/30/31              100          100/B/
Korea Electric Power Corporation                                            7.75%       4/1/13               540          504
PDVSA Finance Limited 1998-1                                                7.50%      11/15/28              500          356
Petrozuata Finance, Inc.                                                    8.22%       4/1/17             1,150          900/B/
Royal Bank of Scotland Group plc                                           8.817%       3/31/05              230          235
Royal & Sun Alliance Insurance Group plc                                    8.95%      10/15/29              170          174/B/
RSL Communications PLC                                                    12.875%       3/1/10               100           95/B/
Sanwa Finance Aruba AEC                                                     8.35%       7/15/09              330          329
Telefonica de Argentina S A                                               11.875%       11/1/04            3,000        3,225
The Bank of Tokyo-Mitsubishi, Ltd.                                          8.40%       4/15/10              945          975
United Pan-Europe Communications N.V.                                     10.875%       8/1/09                95           88
United Pan-Europe Communications N.V.                                       0.00%       2/1/10               130           65/B,H/
YPF Sociedad Anonima                                                        7.75%       8/27/07            1,000          977
                                                                                                                     --------
                                                                                                                        9,493
Foreign Governments                                          6.1%
National Republic of Bulgaria                                              7.063%       7/28/11              560          446/F/
Quebec Province                                                             7.50%       9/15/29              666          669
Republic of Argentina                                                       0.00%      10/15/02              170          135/J/
Republic of Argentina                                                       0.00%      10/15/04              540          336/J/
Republic of Argentina                                                      7.375%       3/31/05              889          833/F/
Republic of Argentina                                                      11.75%       4/7/09               120          119
Republic of Argentina                                                     11.375%       3/15/10              800          777
Republic of Argentina                                                      12.00%       2/1/20               530          536
Republic of Colombia                                                        9.75%       4/23/09              350          327
Republic of Colombia                                                       11.75%       2/25/20              840          817
Republic of Panama                                                         7.063%       7/17/16              481          405/F/
Republic of Peru                                                            4.50%       3/7/17               750          503/B/
Republic of Philippines                                                    9.875%       1/15/19              630          575
Republic of Philippines                                                     9.50%      10/21/24              470          452
Republic of Philippines                                                   10.625%       3/16/25              190          181
Republic of Poland                                                          6.00%      10/27/14              880          800
Republic of South Korea                                                    8.875%       4/15/08               40           41

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
Yankee Bonds (CONTINUED)
Foreign Governments (continued)
Republic of Turkey                                                        11.875%       1/15/30         $    370     $    393
United Mexican States                                                      9.875%       2/1/10               445          466
United Mexican States                                                     10.375%       2/17/09            1,280        1,381
United Mexican States                                                      11.50%       5/15/26            2,300        2,863
Vnesheconombank                                                            6.906%      12/15/15                3            1/F,L/
                                                                                                                     --------
                                                                                                                       13,056
Total Yankee Bonds
   (Identified Cost $22,041)                                                                                           22,549
---------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds                                                2.9%
Corporate                                                    0.4%
AB Spintab                                                                  5.50%       9/17/03            3,500/N/       401
Statens Bostadsfinansier AB                                                 5.50%      10/15/03            3,500/N/       400
                                                                                                                     --------
                                                                                                                          801
Foreign Governments                                          2.5%
Bonos Y Oblig del Estado                                                    3.25%       1/31/05            1,070/R/       948
Buoni del Tesoro Poliennali                                                 5.25%       11/1/29            1,650/O/     1,455
Government of Poland                                                        8.50%      10/12/04            4,170/Q/       857
Government of Poland                                                        8.50%       2/12/05            2,400/Q/       495
Hellenic Republic                                                           6.30%       1/29/09          611,000/P/     1,761
                                                                                                                     --------
                                                                                                                        5,516
Total Foreign Bonds
   (Identified Cost $6,537)                                                                                             6,317
---------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                              0.6%
Home Ownership Funding Corporation                                        13.331%                           N.M. shs      234/B/
Home Ownership Funding Corporation II                                     13.338%                              1          704/B/
News Corporation Finance Trust                                              5.00%                              7          430
                                                                                                                     --------

Total Preferred Stock
   (Identified Cost $1,426)                                                                                             1,368
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                                    N.M.%
Worldwide Flight Services Incorporated (Identified Cost N.M.)                                               N.M. wts     N.M.
---------------------------------------------------------------------------------------------------------------------------------
Short-term Investments                                       5.4%
Corporate Bonds and Notes                                    1.2%
Hercules Trust VI                                                           8.73%      12/29/00            $ 750          750/B,F/
Hughes Electronic Corporation                                               7.29%      10/23/00              600          599/B/
Nationsbank Commercial Loan Master Trust                                   6.301%       9/20/00            1,200        1,199/B,F/
                                                                                                                     --------
                                                                                                                        2,548

U. S. Government Agency Obligations                          0.7%
Fannie Mae                                                                  0.00%       5/11/00            1,550        1,541/I,J/

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------------

                                                            % of                       Maturity           Par/
                                                         Net Assets         Rate         Date            Shares         Value
                                                    -----------------------------------------------------------------------------
Short-term Investments (CONTINUED)
Repurchase Agreements                                        3.4%
Merrill Lynch Government Securities Inc.
   6.25%, dated 3/31/00, to be repurchased at
   $7,303 on 4/3/00 (Collateral:$7,635 Fannie
   Mae Medium-term Notes, 5.90% due 7/9/03,
   value $7,547)                                                                                        $  7,299     $  7,299

Options Purchased/M/                                         0.1%
Eurodollar Futures Call, September 2000,
   Strike Price $92.75                                                                                       169/K/       158
                                                                                                                     --------
Total Short-term Investments
   (Identified Cost $11,565)                                                                                           11,546
---------------------------------------------------------------------------------------------------------------------------------
Total Investments
   (Identified Cost $215,979)                               98.4%                                                    $211,640
Other Assets Less Liabilities                                1.6%                                                       3,544
                                                                                                                     --------

Net Assets Consisting of:
Accumulated paid-in capital applicable to 22,689 shares outstanding                                     $224,146
Under/(over) distributed net investment income                                                               149
Accumulated net realized gain/(loss) on investments,
   options, futures and foreign currency transactions                                                     (4,608)
Unrealized appreciation/(depreciation) of investments,
   options, futures and foreign currency transactions                                                     (4,503)
                                                                                                        --------

Net Assets                                                 100.0%                                                    $215,184
                                                                                                                     ========
Net Asset Value Per Share                                                                                            $   9.48
                                                                                                                     ========

Western Asset Core Plus Portfolio


March 31, 2000
(Amounts in Thousands)


---------------------------------------------------------------------------------------------------------------------------------

                                                                                          Actual           Appreciation/
                                                                      Expiration         Contracts        (Depreciation)
                                                               ------------------------------------------------------------------
Futures Contracts Purchased/M/
Fannie Mae Agency Bond Futures                                           June 00             21               $  (6)
U.S. Treasury Bond Futures                                               June 00            113                 103
                                                                                                              -----
                                                                                                              $  97
Futures Contracts Written/M/
U.S. Treasury Bond Futures                                               June 00             49               $ (86)
U.S. Treasury Bond Futures                                               June 00              2                  (3)
                                                                                                              -----
                                                                                                              $ (89)
Options Written/M/
Eurodollar Futures Call,Strike Price $93.50                         September 00             14               $   2
Eurodollar Futures Call, Strike Price $93.25                        September 00             48                  14
U.S. Treasury Bond Futures Call,Strike Price $97.00                       May 00             90                 (92)
U.S. Treasury Bond Futures Call, Strike Price $97.00                    April 00             19                 (14)
U.S. Treasury Bond Futures Put, Strike Price $92.00                       May 00             57                  49
U.S. Treasury Bond Futures Put, Strike Price $94.00                       May 00             27                  10
U.S. Treasury Bond Futures Put, Strike Price $96.00                     April 00             18                   7
U.S. Treasury Note Futures Call, Strike Price $94.00                      May 00             66                (218)
U.S. Treasury Note Futures Call, Strike Price $100.00                  August 00             64                  (1)
                                                                                                              -----
                                                                                                              $(243)
---------------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.9% of net assets.
/C/ When-issued Security -- Security purchased on a delayed delivery basis.
    Final settlement amount and maturity date have not yet been announced.
/D/ United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/E/ Pay-In-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK bonds rather than in cash.
/F/ Indexed Security -- The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 2000.
/G/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/H/ Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date at which time it begins to accrue interest or pay dividends.
/I/ Collateral to cover futures contracts written.
/J/ Zero-Coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/K/ Represents actual number of contracts.
/L/ Bond is in default at March 31, 2000.
/M/ Options and Futures are described in more detail in the notes to financial statements.
/N/ Denominated in Swedish Krona.
/O/ Denominated in Italian Lira.
/P/ Denominated in Greek Drachma.
/Q/ Denominated in Polish Zloty.
/R/ Denominated in Spanish Pesetas.
N.M. Not meaningful

See Notes to Financial Statements

Statement of Net Assets
Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                            % of                     Maturity        Par/
                                                         Net Assets         Rate       Date         Shares       Value
                                                   ------------------------------------------------------------------------
Corporate Bonds and Notes                                   28.6%
Aerospace/Defense                                            3.3%
Lockheed Martin Corporation                                                 8.20%     12/1/09      $ 3,690      $ 3,709
Lockheed Martin Corporation                                                 8.50%     12/1/29          170          171
Raytheon Company                                                            6.50%     7/15/05          950          890
Raytheon Company                                                            6.00%    12/15/10        8,860        7,578
                                                                                                               --------
                                                                                                                 12,348
Auto/Truck Parts & Equipment                                 0.8%
TRW Inc.                                                                   6.676%     3/25/02        3,000        2,999/F/

Banking and Finance                                          9.0%
Bank of America Corporation                                                6.375%     5/15/05          300          286
Bayerische Landesbank NY                                                    5.65%     2/1/09           360          320
Chase Manhattan Corporation                                                 6.50%     1/15/09          600          561
Chase Manhattan Corporation                                                6.674%     8/1/28         1,220        1,179/F/
CIT Group, Inc.                                                            7.125%    10/15/04        5,090        5,025
Dryden Investor Trust                                                      7.157%     7/23/08        4,488        4,230/G/
Ford Motor Credit Company                                                   5.75%     2/23/04        2,380        2,244
General Electric Capital Corporation                                        8.70%     5/21/07          400          435
General Motors Acceptance Corporation                                       6.15%     4/5/07           600          559
Heller Financial, Inc.                                                     7.375%     11/1/09        1,700        1,646/G/
Household Finance Corporation                                              5.875%     9/25/04        1,600        1,501
J.P. Morgan & Company, Inc.                                                7.451%     2/15/12          990          886/F/
Lehman Brothers Holdings Inc.                                              7.125%     7/15/02          300          296
Lehman Brothers Holdings Inc.                                              6.625%     4/1/04           500          481
Lehman Brothers Holdings Inc.                                               7.50%     9/1/06         3,120        3,060
National Westminster Bancorp                                               9.375%    11/15/03          290          307
NationsBank Capital Trust III                                               6.59%     1/15/27        1,300        1,249/F/
Norwest Financial, Inc.                                                     6.70%     9/22/04        3,680        3,595
Salomon Incorporated                                                        6.25%     5/15/03          300          291
Salomon Smith Barney                                                        6.25%     1/15/05        1,800        1,718
SB Treasury Company LLC                                                     9.40%    12/29/49        3,450        3,454/G/
United States Leasing International                                         8.75%     12/1/01          500          510
                                                                                                               --------
                                                                                                                 33,833
Business Services                                            0.9%
Cendant Corporation                                                         7.75%     12/1/03        3,400        3,350

Cable                                                        1.0%
Continental Cablevision, Inc.                                               8.30%     5/15/06          600          618
TCI Communications, Inc.                                                    8.00%     8/1/05           200          205
TCI Communications, Inc.                                                    7.61%     10/4/05        3,060        3,093
                                                                                                               --------
                                                                                                                  3,916

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                           % of                   Maturity          Par/
                                                         Net Assets     Rate        Date           Shares        Value
                                                   ------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Chemicals                                                    0.1%
Dow Chemical Company                                                    7.375%     11/1/29        $    250     $    240

Electric                                                     0.7%
Niagara Mohawk Power Corporation                                        7.125%     7/1/01            2,495        2,480

Environmental Services                                       0.1%
Waste Management, Inc.                                                  6.375%     12/1/03             600          539

Food, Beverage and Tobacco                                   1.4%
Philip Morris Companies, Inc.                                            6.95%     6/1/06            2,000        1,977
R.J. Reynolds Tobacco Holdings, Inc.                                     7.75%     5/15/06           4,020        3,396
                                                                                                               --------
                                                                                                                  5,373
Gaming                                                       1.0%
Mirage Resorts, Inc.                                                    6.625%     2/1/05              500          453
Mirage Resorts, Inc.                                                     6.75%     8/1/07            3,640        3,184
                                                                                                               --------
                                                                                                                  3,637
Gas and Pipeline Utilities                                   1.5%
Enron Corp.                                                              6.58%     9/10/01           2,000        2,002/F,G/
Panhandle Eastern Pipe Line Company                                      8.25%     4/1/10            3,700        3,705/G/
                                                                                                               --------
                                                                                                                  5,707
Media                                                        2.6%
News America Incorporated                                               6.703%     5/21/34           3,570        3,449/C/
Time Warner Inc.                                                         7.75%     6/15/05           1,000        1,007
Time Warner Inc.                                                        9.125%     1/15/13           2,000        2,223
Time Warner Inc.                                                         7.25%    10/15/17           3,440        3,256
                                                                                                               --------
                                                                                                                  9,935
Oil Production                                              N.M.
Conoco Inc.                                                              5.90%     4/15/04             190          181

Retail                                                       0.6%
Wal-Mart Stores, Inc.                                                   6.875%     8/10/09           1,580        1,537
Wal-Mart Stores, Inc.                                                    7.55%     2/15/30             700          718
                                                                                                               --------
                                                                                                                  2,255
Telecommunications                                           2.7%
AT&T Corp.                                                               7.75%     3/1/07              950          967
MCI Worldcom, Inc.                                                       6.40%     8/15/05             600          576
MCI Worldcom, Inc.                                                       7.75%     4/1/07            6,000        6,104
Southwestern Bell Telephone Company                                      6.25%     7/7/05            1,410        1,348
Sprint Capital Corporation                                               5.70%    11/15/03             400          378
US West Communications, Inc.                                             7.20%     11/1/04             600          594/G/
                                                                                                               --------
                                                                                                                  9,967

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                           % of                   Maturity          Par/
                                                         Net Assets     Rate        Date           Shares        Value
                                                   ------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Transportation                                               2.9%
CSX Corporation                                                          5.85%     12/1/03        $  5,000     $  4,696
CSX Corporation                                                          6.50%     6/2/08              300          277
Norfolk Southern Corporation                                             6.95%     5/1/02              300          295
Norfolk Southern Corporation                                             7.35%     5/15/07           1,730        1,689
Union Pacific Corporation                                                6.70%     12/1/06           4,030        3,797
Union Pacific Corporation                                                7.25%     11/1/08             250          240
                                                                                                               --------
                                                                                                                 10,994
Total Corporate Bonds and Notes
   (Identified Cost $115,118)                                                                                   107,754
---------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                      6.7%
Fixed-rate Securities                                        6.0%
ARG Funding Corporation                                                  6.02%     5/20/05           3,760        3,597/G/
Bridgestone/Firestone Master Trust                                       6.17%     7/1/03            2,867        2,864
Chevy Chase 1997 - A                                                     7.65%    12/20/07             627          607
Chevy Chase Home Loan Trust                                              7.15%     5/15/15             489          487
Contimortgage Home Equity Loan Trust                                     6.42%     4/25/14           1,668        1,658
CPS Auto Grantor Trust                                                   6.30%     8/15/02             322          320
CS First Boston Mortgage Securities Corporation                          6.62%     9/25/09           2,174        2,158
Fleetwood Credit Corp. Grantor Trust                                     6.75%     3/15/10           2,222        2,197
Green Tree Home Improvement Loan Trust                                   6.32%     8/15/08             398          397
Guaranteed Export Certificates                                           6.13%     6/15/04           1,059        1,040
Lehman FHA Title 1 Loan Trust                                            7.71%     8/25/17           1,032        1,029
Long Beach Acceptance Auto Grantor Trust                                 6.85%    10/25/03           1,073        1,062/G/
Long Beach Acceptance Auto Grantor Trust                                 6.69%     9/25/04             263          259/G/
Mego Mortgage Home Loan Trust                                           7.275%     9/25/16             529          517
Mego Mortgage Home Loan Trust                                            7.17%     5/25/23           1,700        1,683
Merrill Lynch Mortgage Investors, Inc.                                   9.65%     9/15/10           1,533        1,537
Nomura Asset Securities Corporation                                      7.12%     4/13/36           1,000          977
                                                                                                               --------
                                                                                                                 22,389
Indexed Securities                                           0.2%
Lehman Home Equity Loan Trust                                           6.234%    12/15/27             486          477/F/
SLM Student Loan Trust 1998-2                                           5.989%     4/25/07             474          471/F/
                                                                                                               --------
                                                                                                                    948
Stripped Securities                                          0.2%
Bay View Auto Trust                                                      3.15%    12/15/04             265            1/D1/
Conseco Finance Securitizations                                          7.00%    12/15/29           5,770          491/D1/
Delta Funding Home Equity Loan Trust                                     6.00%     6/15/02           4,534          271/D1/
Delta Funding Home Equity Loan Trust                                     6.00%     7/15/02           2,637          186/D1/
Union Acceptance Corp.                                                   2.75%     5/10/04           4,691           13/D1/
                                                                                                               --------
                                                                                                                    962

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                           % of                   Maturity          Par/
                                                         Net Assets     Rate        Date           Shares        Value
                                                   ------------------------------------------------------------------------
Asset-backed Securities (CONTINUED)
Variable-rate Securities                                     0.3%
PSC Grantor Trust                                                        6.29%     6/8/05         $  1,015     $  1,007/C,G/

Total Asset-backed Securities
   (Identified Cost $26,183)                                                                                     25,306
---------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                   3.1%
Fixed-rate Securities                                        2.1%
Asset Securitization Corporation                                         6.72%    11/12/26           1,869        1,852
Asset Securitization Corporation                                         6.92%     2/14/29             736          716
DLJ Mortgage Acceptance Corp.                                            6.86%    11/12/21           1,308        1,293/G/
Keystone Owner Trust                                                     6.39%     1/25/13             500          493/G/
Merit Securities Corporation                                             7.04%    12/28/30             420          418
Merrill Lynch Mortgage Investors, Inc.                                   6.69%    11/21/28           1,301        1,281
Metropolitan Asset Funding, Inc.                                         6.95%     4/20/08           1,695        1,674
                                                                                                               --------
                                                                                                                  7,727
Indexed Securities                                           0.1%
Westpac Securitisation Trust                                            6.310%     5/19/29             316          316/F/

Stripped Securities                                          0.5%
CMC Securities Corporation III                                           0.00%     2/25/09             413          310/D2/
Enterprise Mortgage Acceptance Company, LLC                             1.244%    10/15/23          11,278          726/D1,G/
FFCA Secured Lending Corporation                                        1.067%     7/18/15          15,708          638/D1,G/
Securitized Asset Sales, Inc.                                            0.00%    12/25/10             199          146/D2/
                                                                                                               --------
                                                                                                                  1,820
Variable-rate Securities                                     0.4%
Housing Securities Inc.                                                 5.987%    11/25/26             412          412/C,G/
Resolution Trust Corporation                                            8.738%     3/25/21             177          176/C/
Resolution Trust Corporation                                             7.05%     5/25/29             163          160/C/
Resolution Trust Corporation                                            7.503%     9/25/29              62           60/C/
Resolution Trust Corporation                                            7.714%     9/25/29             429          431/C/
Resolution Trust Corporation                                            7.391%    12/25/29             401          399/C/
Securitized Asset Sales, Inc.                                           6.784%     8/25/33              40           39/C/
                                                                                                               --------
                                                                                                                  1,677
Total Mortgage-backed Securities
   (Identified Cost $11,902)                                                                                     11,540
---------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                      24.8%
Fixed-rate Securities                                       18.2%
Fannie Mae                                                               6.50%     8/15/04             880          861
Fannie Mae                                                               6.00%     5/15/08           4,330        4,020
Fannie Mae                                                               7.25%     1/15/10           6,250        6,292

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                           % of                   Maturity          Par/
                                                         Net Assets     Rate        Date           Shares        Value
                                                   ------------------------------------------------------------------------
U.S. Government and Agency
   Obligations (CONTINUED)
Fixed-rate Securities  (continued)
Freddie Mac                                                              5.00%     1/15/04        $    500     $    466
United States Treasury Bonds                                           11.125%     8/15/03             120          136
United States Treasury Bonds                                           11.875%    11/15/03           1,450        1,694
United States Treasury Bonds                                             8.00%    11/15/21           6,170        7,512
United States Treasury Notes                                            5.625%     5/15/01           7,000        6,938
United States Treasury Notes                                             6.25%     1/31/02           4,500        4,479
United States Treasury Notes                                            5.875%     9/30/02           6,920        6,825
United States Treasury Notes                                             4.75%    11/15/08           5,000        4,514
United States Treasury Notes                                             6.00%     8/15/09          25,010       24,693
                                                                                                               --------
                                                                                                                 68,430
Indexed Securities                                           6.6%
United States Treasury Inflation - Indexed Security                     3.625%     1/15/08           9,523        9,276/E/
United States Treasury Inflation - Indexed Security                     3.875%     4/15/29          15,475       15,349/E/
United States Treasury Inflation - Indexed Security                      4.25%     1/15/10             130          133/E/
                                                                                                               --------
                                                                                                                 24,758
Total U.S. GOVERNMENT and Agency Obligations
   (Identified Cost $91,202)                                                                                     93,188
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
   backed Securities                                        15.2%
Fixed-rate Securities                                       15.1%
Fannie Mae                                                               6.50%   8/15/04 to 8/1/29   5,834        5,486
Fannie Mae                                                               7.00%   4/1/08 to 7/1/28   11,640       11,301
Fannie Mae                                                              6.625%        9/15/09        5,530        5,318
Fannie Mae                                                               6.00%   7/1/13 to 7/1/28    5,107        4,656
Fannie Mae                                                               5.50%        4/1/15           181          167/B/
Fannie Mae                                                               7.50%        4/1/15         7,300        7,301/B/
Fannie Mae                                                               9.50%        4/15/21          460          484
Fannie Mae                                                               6.50%        4/1/30         4,800        4,501/B/
Freddie Mac                                                              6.50%   3/15/05 to 11/1/15  1,409        1,368
Freddie Mac                                                              8.50%        7/1/06            57           58
Freddie Mac                                                              7.76%        5/1/12           189          191
Freddie Mac                                                              7.50%        4/1/17           218          216
Freddie Mac                                                              9.30%        4/15/19          527          540
Freddie Mac                                                              6.50%        4/1/30         7,900        7,414/B/
Freddie Mac                                                              7.00%        4/1/30         7,800        7,504/B/
Government National Mortgage Association                                 9.50%        9/15/05          157          164
Government National Mortgage Association                                 9.00%        6/15/06          186          191
                                                                                                               --------
                                                                                                                 56,860

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                           % of                   Maturity          Par/
                                                         Net Assets     Rate        Date           Shares        Value
                                                   ------------------------------------------------------------------------
U.S. Government Agency Mortgage-
backed Securities (CONTINUED)
Stripped Securities                                         N.M.
Fannie Mae                                                               0.00%     5/25/22        $    123     $     97/D2/
Freddie Mac                                                             10.00%     3/1/21              101           27/D1/
                                                                                                               --------
                                                                                                                    124
Variable-rate Securities                                     0.1%
Fannie Mae                                                              5.882%     3/1/18              129          125/C/
Freddie Mac                                                             6.339%     1/1/19               72           71/C/
                                                                                                               --------
                                                                                                                    196
Total U.S. Government Agency Mortgage-
   backed Securities (Identified Cost $59,244)                                                                   57,180
---------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                              7.8%
Corporate                                                    5.0%
Cable & Wireless Communications plc                                     6.375%     3/6/03            4,220        4,161
Korea Electric Power Corporation                                         7.75%     4/1/13              130          121
Nordbanken AB                                                            6.62%     3/29/49             300          298/F/
Petroleos Mexicanos                                                      9.03%     2/15/11           1,240        1,260/G/
Petrozuata Finance, Inc.                                                 7.63%     4/1/09            3,150        2,638/G/
Petrozuata Finance, Inc.                                                 8.22%     4/1/17            1,590        1,244/G/
Royal Bank of Scotland Group plc                                        8.817%     3/31/05           2,680        2,735
The Bank of Tokyo-Mitsubishi, Ltd.                                       8.40%     4/15/10           1,530        1,579
YPF Sociedad Anonima                                                     7.00%    10/26/02           2,620        2,563
YPF Sociedad Anonima                                                     7.50%    10/26/02           2,155        2,133
                                                                                                               --------
                                                                                                                 18,732
Foreign Governments                                          2.8%
Republic of Argentina                                                    0.00%    10/15/01           3,240        2,827/H/
Republic of Argentina                                                    0.00%    10/15/04           1,030          642/H/
Republic of Poland                                                       6.00%    10/27/14           4,010        3,644
United Mexican States                                                  10.375%     2/17/09           3,220        3,478
                                                                                                               --------
                                                                                                                 10,591
Total Yankee Bonds
   (Identified Cost $29,860)                                                                                     29,323
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                              0.5%
Home Ownership Funding Corporation                                     13.331%                           1 shs      468/G/
Home Ownership Funding Corporation II                                  13.338%                           2        1,408/G/

Total Preferred Stock
   (Identified Cost $1,942)                                                                                       1,876
---------------------------------------------------------------------------------------------------------------------------

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                           % of                   Maturity          Par/
                                                         Net Assets     Rate        Date           Shares        Value
                                                   ------------------------------------------------------------------------
Short-term Investments                                      21.6%
Corporate Bonds and Notes                                    6.5%
GTE Corporation                                                         6.175%     6/12/00        $  4,000     $  3,999/F/
Norfolk Southern Corporation                                             6.12%     6/15/00           8,000        7,898
Raytheon Company                                                         6.30%     8/15/00           4,000        3,984
TRW Inc.                                                                6.675%     6/20/00           7,600        7,497/F,G/
Union Pacific Corporation                                                7.00%     6/15/00           1,000          999
                                                                                                               --------
                                                                                                                 24,377
Asset-backed Securities                                     N.M.
Option One CTSArmTrust                                                   3.097%    3/25/01             459            6/D1/

U.S. Government Agency Obligations                           0.7%
Fannie Mae                                                               0.00%     5/11/00           2,500        2,485/H,J/

Repurchase Agreements                                       14.4%
Merrill Lynch Government Securities, Inc.
   6.25%, dated 03/31/00, to be repurchased at $54,184 on
   04/03/00 (Collateral: $50,000 Fannie Mae Floating-
   rate Note, 5.859% due 11/13/00, value $50,382; $5,240
   Federal Home Loan Bank Medium-term Note, 6.50% due
   03/15/01, value $5,255)
                                                                                                    54,156       54,156

Options Purchased/K/                                        N.M.
Eurodollar Futures Call, September 2000,
   Strike Price $92.75                                                                                 127/I/       119
                                                                                                               --------

Total Short-term Investments
   (Identified Cost $77,159)                                                                                     81,143
---------------------------------------------------------------------------------------------------------------------------
Total Investments
   (Identified Cost $412,610)                              108.3%                                              $407,310
Other Assets Less Liabilities                               (8.3)%                                              (31,254)
                                                                                                               --------

Net Assets Consisting of:
Accumulated paid-in capital applicable to 37,276 shares outstanding                               $390,649
Under/(over) distributed net investment income                                                         110
Accumulated net realized gain/(loss) on investments, options and futures                            (8,762)
Unrealized appreciation/(depreciation) of investments, options and futures                          (5,941)
                                                                                                  --------

Net Assets                                                 100.0%                                              $376,056
                                                                                                               ========
Net Asset Value Per Share                                                                                       $ 10.09
                                                                                                               ========

Western Asset Intermediate Portfolio


March 31, 2000
(Amounts in Thousands)

                                                                                          Actual          Appreciation/
                                                                        Expiration       Contracts       (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased/K/
U.S. Treasury Note Futures                                               June 00             89             $   124
U.S. Treasury Note Futures                                               June 00            153                 476
                                                                                                            -------
                                                                                                            $   600
Futures Contracts Written/K/
U.S. Treasury Note Futures                                               June 00             37             $   (80)

Written Options/K/
U.S. Treasury Bond Future Call, Strike Price $94                          May 00            262             $  (857)
U.S. Treasury Bond Future Call, Strike Price $96                          May 00            205                (421)
U.S. Treasury Bond Future Put, Strike Price $90                           May 00             76                  60
U.S. Treasury Bond Future Put, Strike Price $92                           May 00             61                  57
                                                                                                            -------
                                                                                                            $(1,161)
---------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- A dollar denominated bond issued in the U.S. by foreign entities.
/B/ When-issued Security -- Security purchased on a delayed delivery basis.
    Final settlement amount and maturity date have not yet been announced.
/C/ The coupon rates shown on variable-rate securities are the rates at March
    31, 2000. For mortgage-backed securities, these rates vary with the weighted average coupon of the underlying loans.
/D/ Stripped Security -- Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/E/ United States Treasury Inflation-Indexed Security -- U.S. Treasury Security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/F/ Indexed Security -- The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Consumer Price Index (CPI) or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 2000.
/G/ Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 10.5% of net assets.
/H/ Zero-Coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/I/ Actual number of contracts.
/J/ Collateral to cover futures contracts written.
/K/ Options and Futures are described in more detail in the notes to financial statements.
N.M. Not meaningful

See Notes to Financial Statements

Statement of Net Assets
Western Asset Non-U.S. Fixed Income Portfolio


March 31, 2000
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------------

                                              % of                         Maturity                      Par/
                                           Net Assets        Rate            Date      Currency        Shares        Value
                                        ----------------------------------------------------------------------------------------
Long-term Securities                         96.0%

British Sterling                              1.5%
Corporate Bonds and Notes                     1.5%
Lehman Brothers Holdings plc                                 6.95%          6/22/04       GBP             600      $   936

Danish Krone                                  5.4%
Corporate Bonds and Notes                     2.9%
Nykredit                                                     6.00%          10/1/29       DKK          11,607        1,417
Unikredit Realkredit                                         6.00%          10/1/29       DKK           3,409          415
                                                                                                                   -------
                                                                                                                     1,832
Government Obligations                        2.5%
Kingdom of Denmark                                           6.00%         11/15/09       DKK          11,650        1,546
                                                                                                                   -------
   Total Danish Krone                                                                                                3,378

Euro                                         28.0%
Corporate Bonds and Notes                     4.9%
DePfa Deutsche Pfandbriefbank AG                             5.00%           2/3/05       EUR           3,200        3,042

Government Obligations                       23.1%
Bonos Y Oblig del Estado                                     3.00%          1/31/03       EUR           3,000        2,716
Bundesrepublic Deutschland                                  5.625%           1/4/28       EUR           3,150        2,994
Buoni del Tesoro Poliennali                                  5.25%          11/1/29       EUR           3,400        2,999
Government of France                                         5.50%          4/25/29       EUR           3,100        2,892
Kingdom of Netherlands                                       7.75%           3/1/05       EUR           2,700        2,883
                                                                                                                   -------
                                                                                                                    14,484
                                                                                                                   -------
   Total Euro                                                                                                       17,526

Greek Drachma                                18.8%
Government Obligations                       18.8%
Hellenic Republic                                            6.30%          1/29/09       GRD       4,086,000       11,775

Polish Zloty                                 19.0%
Government Obligations                       19.0%
Government of Poland                                         8.50%         10/12/04       PLN          27,000        5,552
Government of Poland                                         8.50%          2/12/05       PLN          30,700        6,327
                                                                                                                   -------
   Total Polish Zloty                                                                                               11,879

South African Rand                            4.9%
Government Obligations                        4.9%
Republic of South Africa                                    13.00%          8/31/10       ZAR          21,350        3,074

Western Asset Non-U.S. Fixed Income Portfolio


March 31, 2000
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------------

                                              % of                         Maturity                      Par/
                                           Net Assets        Rate            Date      Currency        Shares        Value
                                        ----------------------------------------------------------------------------------------
Long-term Securities (CONTINUED)
Swedish Krona                                 9.2%
Corporate Bonds and Notes                     9.2%
AB Spintab                                                   5.50%          9/17/03       SEK         24,500       $ 2,805
Statens Bostadsfinansier AB                                  5.50%         10/15/03       SEK         25,400         2,907
                                                                                                                   -------
   Total Swedish Krona                                                                                               5,712
                                                                                                                   -------

United States Dollar                          9.2%
U.S. Government and Agency Obligations        9.2%
United States Treasury Notes                                 4.75%         11/15/08       USD          6,370         5,751

Total Long-term Securities
   (Identified Cost $61,512)                                                                                        60,031
--------------------------------------------------------------------------------------------------------------------------------
Short-term Securities                         1.6%
Repurchase Agreement                          1.6%
State Street Bank & Trust Company
   3.50%, dated 3/31/00 to be repurchased
   at $977 on 4/3/00 (Collateral: $985
   Fannie Mae Medium-term Notes, 6.195%
   due 12/27/00, value $1,013)
   (Identified Cost $977)                                                                                977           977
--------------------------------------------------------------------------------------------------------------------------------
Total Investments
   (Identified Cost $62,489)                 97.6%                                                                 $61,008
Other Assets Less Liabilities                 2.4%                                                                   1,518
                                                                                                                   -------

Net Assets Consisting of:
Accumulated paid-in capital applicable to 6,520 shares outstanding                    $65,514
Under/(over) distributed net investment income                                          1,379
Accumulated net realized gain/(loss) on investments, options,
   futures and foreign currency transactions                                           (3,952)
Unrealized appreciation/(depreciation) of investments, options,
   futures and foreign currency transactions                                             (415)
                                                                                      -------

Net Assets                                  100.0%                                                                 $62,526
                                                                                                                   =======
Net Asset Value Per Share                                                                                          $  9.59
                                                                                                                   =======
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

Statements of Operations




(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------------

                                                                                  Year Ended March 31, 2000
                                                               -----------------------------------------------------------------
                                                                                                                Western
                                                                                Western                          Asset
                                                                Western          Asset          Western        Non-U.S.
                                                                 Asset           Core            Asset           Fixed
                                                                 Core            Plus        Intermediate       Income
                                                               Portfolio       Portfolio       Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                 $ 45,641         $11,360        $ 21,454         $ 3,710
      Dividends                                                     613              27               7              --
                                                               --------         -------        --------         -------
         Total income                                            46,254          11,387          21,461           3,710
                                                               --------         -------        --------         -------
Expenses:
      Advisory fee                                                3,054             760           1,272             306
      Distribution and service fees                                   2              --               6              --
      Transfer agent and shareholder servicing expense               39              15              21              12
      Audit and legal fees                                           73              35              40              35
      Custodian fees                                                196             174              97             139
      Directors' fees                                                28              28              28              28
      Registration fees                                              60              75              46              28
      Reports to shareholders                                        32               8              18               2
      Other expenses                                                 12               2               6              11
                                                               --------         -------        --------         -------
                                                                  3,496           1,097           1,534             561
         Less fees waived                                          (100)           (253)            (95)           (188)
                                                               --------         -------        --------         -------
         Total expenses, net of waivers                           3,396             844           1,439             373
                                                               --------         -------        --------         -------

Net Investment income                                            42,858          10,543          20,022           3,337

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on:
         Investments                                             (9,541)         (2,719)         (7,830)         (4,262)
         Options                                                  3,608             886             450              49
         Futures                                                 (3,632)         (1,118)           (190)            376
         Foreign currency transactions                               --             161              --             969
                                                               --------         -------        --------         -------
                                                                 (9,565)         (2,790)         (7,570)         (2,868)
                                                               --------         -------        --------         -------
      Change in unrealized gain (loss) on:
         Investments, options and futures                       (19,759)         (3,887)         (3,328)           (254)
         Assets and liabilities denominated in foreign currencies    --              (3)             --              19
                                                               --------         -------        --------         -------
                                                                (19,759)         (3,890)         (3,328)           (235)
                                                               --------         -------        --------         -------
Net realized and unrealized gain (loss) on investments          (29,324)         (6,680)        (10,898)         (3,103)
                                                               --------         -------        --------         -------
Change in net assets resulting from operations                 $ 13,534         $ 3,863        $  9,124         $   234
                                                               ========         =======        ========         =======



--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

Statements of Changes in Net Assets




(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Western Asset
                                                                                                    Core
                                                                                                  Portfolio
                                                                               -------------------------------------------------
                                                                                            Years Ended March 31,
                                                                                          2000                1999
--------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income                                                                $ 42,858           $ 39,417

   Net realized gain (loss) on investments, options, futures, and
      foreign currency transactions                                                       (9,565)            11,754

   Change in unrealized appreciation (depreciation) of investments, options,
      futures, assets and liabilities denominated in foreign currecncies                 (19,759)           (13,322)
                                                                                        --------           --------
   Change in net assets resulting from operations                                         13,534             37,849

   Distributions to shareholders:
      From net investment income:
         Institutional Class                                                             (51,083)           (39,129)
         Financial Intermediary Class                                                        (65)                --

      From net realized gain on investments:
         Institutional Class                                                              (1,929)           (32,711)

   Change in net assets from:
      Fund share transactions:
         Institutional Class                                                               3,056            101,804
         Financial Intermediary Class                                                      1,492                 --
                                                                                        --------           --------
   Change in net assets                                                                  (34,995)            67,813

Net Assets:
   Beginning of year                                                                     685,489            617,676

   End of year                                                                          $650,494           $685,489
                                                                                        --------           --------

   Under (over) distributed net investment income                                       $     --           $  7,356
                                                                                        --------           --------



--------------------------------------------------------------------------------------------------------------------------------

/A/ For the period July 8, 1998 (commencement of operations) to March 31, 1999. /B/ For the period July 15, 1998 (commencement of operations) to March 31, 1999.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Western Asset            Western Asset
                                                                                         Core Plus               Intermediate
                                                                                         Portfolio                 Portfolio
                                                                                 -------------------------  ------------------------
                                                                                   Years Ended March 31,     Years Ended March 31,
                                                                                   2000           1999/A/       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income                                                         $ 10,543        $  3,449    $ 20,022     $ 18,769

   Net realized gain (loss) on investments, options, futures, and
      foreign currency transactions                                                (2,790)           (861)     (7,570)       5,041

   Change in unrealized appreciation (depreciation) of investments, options,
      futures, assets and liabilities denominated in foreign currecncies           (3,890)           (613)     (3,328)      (3,703)
                                                                                 --------        --------    --------     --------
   Change in net assets resulting from operations                                   3,863           1,975       9,124       20,107

   Distributions to shareholders:
      From net investment income:
         Institutional Class                                                      (12,009)         (1,958)    (24,357)     (18,139)
         Financial Intermediary Class                                                  --              --        (155)          --

      From net realized gain on investments:
         Institutional Class                                                          (58)           (775)         --       (9,265)

   Change in net assets from:
      Fund share transactions:
         Institutional Class                                                      103,742         120,389      76,785       28,298
         Financial Intermediary Class                                                  --              --      (3,667)       3,794
                                                                                 --------        --------    --------     --------
   Change in net assets                                                            95,538         119,631      57,730       24,795

Net Assets:
   Beginning of year                                                              119,646              15     318,326      293,531

   End of year                                                                   $215,184        $119,646    $376,056     $318,326
                                                                                 --------        --------    --------     --------

   Under (over) distributed net investment income                                $    149        $  1,513    $    110     $  4,542
                                                                                 --------        --------    --------     --------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Western Asset
                                                                                                 Non-U.S. Fixed
                                                                                                Income Portfolio
                                                                                              Years Ended March 31,
                                                                                         ------------------------------
                                                                                           2000               1999/B/
------------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income                                                                 $ 3,337             $ 1,747

   Net realized gain (loss) on investments, options, futures, and
      foreign currency transactions                                                       (2,868)              1,751

   Change in unrealized appreciation (depreciation) of investments, options,
      futures, assets and liabilities denominated in foreign currecncies                    (235)               (180)
                                                                                         -------             -------
   Change in net assets resulting from operations                                            234               3,318

   Distributions to shareholders:
      From net investment income:
         Institutional Class                                                              (3,371)             (1,131)
         Financial Intermediary Class                                                         --                  --

      From net realized gain on investments:
         Institutional Class                                                                (897)             (1,141)

   Change in net assets from:
      Fund share transactions:
         Institutional Class                                                               1,202              64,297
         Financial Intermediary Class                                                         --                  --
                                                                                         -------             -------
   Change in net assets                                                                   (2,832)             65,343

Net Assets:
   Beginning of year                                                                      65,358                  15

   End of year                                                                           $62,526             $65,358
                                                                                         -------             -------

   Under (over) distributed net investment income                                        $ 1,379             $   386
                                                                                         -------             -------



------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights




Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Investment Operations
                                                                   -----------------------------------------------------------------
                                                                                           Net realized
                                                                                          and Unrealized
                                                                                          Gain (loss) on
                                                                                           Investments,
                                                       Net Asset                         Options, Futures           Total
                                                        Value,              Net            and Foreign              From
                                                       Beginning        Investment           Currency            Investment
                                                       of Period          Income           Transactions          Operations
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
   Institutional Class/A/
      Years Ended March 31,
      2000                                              $11.01            $0.67/I/             $(0.46)               $0.21
      1999                                               11.59             0.64/I/              (0.01)                0.63
      Nine Months Ended March 31, 1998/B/                11.28             0.49/I/               0.49                 0.98
      Years Ended June 30,
      1997                                               11.05             0.70/I/               0.19                 0.89
      1996                                               11.22             0.67/I/              (0.14)                0.53
      1995                                               10.50             0.69/I/               0.72                 1.41

   Financial Intermediary Class
   Year Ended March 31, 2000/E/                         $10.69            $0.45/J/             $(0.25)               $0.20

Western Asset Core Plus Portfolio
      Years Ended March 31,
      2000                                              $ 9.97            $0.55/K/             $(0.37)               $0.18
      1999/F/                                            10.00             0.34/K/              (0.08)                0.26

Western Asset Intermediate Portfolio
   Institutional Class/A/
      Years Ended March 31,
      2000                                              $10.62            $0.63/L/             $(0.38)               $0.25
      1999                                               10.85             0.58/L/               0.06                 0.64
      Nine Months Ended March 31, 1998/B/                10.72             0.46/L/               0.23                 0.69
      Years Ended June 30,
      1997                                               10.48             0.55/L/               0.30                 0.85
      1996                                               10.74             0.54/L/              (0.01)                0.53
      1995                                               10.00             0.39/L/               0.60                 0.99


------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

                                                         Distributions
                                          ------------------------------------------
                                                           From
                                             From           Net                          Net Asset
                                             Net         Realized                         Value,
                                          Investment      Gain on          Total          End of
                                            Income      Investments    Distributions      Period
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
   Institutional Class/A/
      Years Ended March 31,
      2000                                  $(0.80)       $(0.03)         $(0.83)       $10.39
      1999                                   (0.65)        (0.56)          (1.21)        11.01
      Nine Months Ended March 31, 1998/B/    (0.53)        (0.14)          (0.67)        11.59
      Years Ended June 30,
      1997                                   (0.65)        (0.01)          (0.66)        11.28
      1996                                   (0.66)        (0.04)          (0.70)        11.05
      1995                                   (0.69)           --           (0.69)        11.22

   Financial Intermediary Class
   Year Ended March 31, 2000/E/             $(0.49)       $   --          $(0.49)       $10.40

Western Asset Core Plus Portfolio
      Years Ended March 31,
      2000                                  $(0.67)       $   --          $(0.67)       $ 9.48
      1999/F/                                (0.22)        (0.07)          (0.22)         9.97

Western Asset Intermediate Portfolio
   Institutional Class/A/
      Years Ended March 31,
      2000                                  $(0.78)       $   --          $(0.78)       $10.09
      1999                                   (0.57)        (0.30)          (0.87)        10.62
      Nine Months Ended March 31, 1998/B/    (0.46)        (0.10)          (0.56)        10.85
      Years Ended June 30,
      1997                                   (0.54)        (0.07)          (0.61)        10.72
      1996                                   (0.54)        (0.25)          (0.79)        10.48
      1995                                   (0.24)        (0.01)          (0.25)        10.74
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                   Ratios/Supplemental Data
                                     -----------------------------------------------------------------------------------------------
                                                                            Net
                                                                        Investment                     Net
                                                           Expenses       Income                      Assets
                                                              to            to                        End of
                                                            Average       Average       Portfolio     Period
                                              Total          Net           Net          Turnover       (in
                                              Return        Assets        Assets          Rate      thousands)
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio
   Institutional Class/A/
      Years Ended March 31,
      2000                                   1.99%/I/      0.50%/I/       6.3%/I/       260.4%     $649,038
      1999                                   5.61%/I       0.50%/I/       5.7%/I/       484.3%      685,489
      Nine Months Ended March 31, 1998/B/    8.91%/I,C/    0.50%/I,D/     6.0%/I,D/     226.9%/D/   617,676
      Years Ended June 30,
      1997                                   8.27%/I/      0.50%/I/       6.4%/I/       384.8%      508,353
      1996                                   4.86%/I/      0.50%/I/       6.3%/I/       266.0%      453,699
      1995                                  14.12%/I/      0.50%/I/       7.0%/I/       257.9%      336,774

   Financial Intermediary Class
   Year Ended March 31, 2000/E/              1.97%/J,C/    0.75%/J,D/     6.2%/J,D/     260.4%/D/  $  1,456

Western Asset Core Plus Portfolio
      Years Ended March 31,
      2000                                   1.95%/K/      0.50%/K/       6.2%/K/       315.9%     $215,184
      1999/F/                                2.58%/K,C/    0.50%/K,D/     5.4%/K,D/     565.7%/D/   119,646

Western Asset Intermediate Portfolio
   Institutional Class/A/
      Years Ended March 31,
      2000                                   2.49%/L/      0.45%/L/       6.3%/L/       440.8%     $376,056
      1999                                   6.01%/L/      0.45%/L/       5.5%/L/       389.6%      314,534
      Nine Months Ended March 31, 1998/B/    6.59%/L,C/    0.45%/L,D/     5.8%/L,D/     401.4%/D/   293,531
      Years Ended June 30,
      1997                                   8.32%/L/      0.45%/L/       6.3%/L/       419.3%      224,497
      1996                                   5.15%/L/      0.50%/L/       6.3%/L/       841.3%       66,079
      1995                                  10.08%/L/      0.50%/L/       6.1%/L/       764.5%       20,313



------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Investment Operations
                                                                --------------------------------------------------------------------
                                                                                          Net realized
                                                                                         and Unrealized
                                                                                         Gain (loss) on
                                                                                          Investments,
                                                       Net Asset                        Options, Futures           Total
                                                        Value,             Net            and Foreign              From
                                                       Beginning       Investment           Currency            Investment
                                                       of Period         Income           Transactions          Operations
------------------------------------------------------------------------------------------------------------------------------------
   Financial Intermediary Class
      Period Ended
          November 30, 1999/O/                          $10.61            $0.41/M/             $(0.33)               $0.08
      Year Ended March 31, 1999/G/                       10.60             0.12/M/              (0.11)                0.01

Western Asset Non-U.S Fixed Income Portfolio
      Years Ended March 31,
      2000                                              $10.21            $0.49/N/             $(0.47)               $0.02
      1999/H/                                            10.00             0.30/N/               0.31                 0.61
------------------------------------------------------------------------------------------------------------------------------------

/A/ All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.
/B/ The Fund's year end changed from June 30 to March 31.
/C/ Not annualized
/D/ Annualized
/E/ For the period July 22, 1999 (commencement of operations) to March 31, 2000. /F/ For the period July 8, 1998 (commencement of operations) to March 31, 1999. /G/ For the period January 7, 1999 (commencement of operations) to March 31,
    1999.
/H/ For the period July 15, 1998 (commencement of operations) to March 31, 1999. /I/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.51%, 0.50% and 0.50% for the years ended March 31, 2000, 1999 and the nine months ended March 31, 1998, respectively, and 0.50%, 0.53% and 0.53% for the years ended June 30, 1997, 1996 and 1995, respectively.
/J/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.75%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.76% for the period July 22, 1999 (commencement of operations) to March 31, 2000.
/K/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.65% for the year ended March 31, 2000 and 0.65% for the period July 8, 1998 (commencement of operations) to March 31, 1999.




--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                     Distributions
                                                      -------------------------------------------
                                                                        From                           Net
                                                         From            Net                          Asset
                                                         Net          Realized                       Value,
                                                      Investment       Gain on          Total        End of
                                                        Income       Investments    Distributions    Period
------------------------------------------------------------------------------------------------------------------------------------
   Financial Intermediary Class
      Period Ended
          November 30, 1999/O/                          $(0.43)       $   --          $(0.43)       $10.26
      Year Ended March 31, 1999/G/                          --            --              --         10.61

Western Asset Non-U.S Fixed Income Portfolio
      Years Ended March 31,
      2000                                              $(0.50)       $(0.14)         $(0.64)       $ 9.59
      1999/H/                                            (0.20)        (0.20)          (0.40)        10.21

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Ratios/Supplemental Data
                                                 -----------------------------------------------------------------------------------
                                                                                     Net
                                                                                 Investment                     Net
                                                                    Expenses       Income                      Assets
                                                                       to            to                        End of
                                                                     Average       Average      Portfolio      Period
                                                       Total          Net           Net         Turnover        (in
                                                       Return        Assets        Assets         Rate       thousands)
------------------------------------------------------------------------------------------------------------------------------------
   Financial Intermediary Class
      Period Ended
          November 30, 1999/O/                        0.81%/M,C/    0.70%/M,D/     5.9%/M,D/     471.8%/D/     $    --
      Year Ended March 31, 1999/G/                    0.09%/M,C/    0.70%/M,D/     5.2%/M,D/     389.6%/D/       3,792

Western Asset Non-U.S Fixed Income Portfolio
      Years Ended March 31,
      2000                                            0.57%/N/      0.55%/N/       4.9%/N/       347.1%        $62,526
      1999/H/                                         5.81%/N,D/    0.55%/N,D/     4.1%/N,D/     388.0%/D/      65,358

------------------------------------------------------------------------------------------------------------------------------------

/L/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.48% for the years ended March 31, 2000 and 1999, respectively, 0.52% for the nine months ended March 31, 1998, and 0.55%, 1.03% and 1.60% for the years ended June 30, 1997, 1996 and 1995, respectively.
/M/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.74% for the period ending November 30, 1999 (liquidation of Financial Intermediary Class) and 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.
/N/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.55%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.83% for the year ended ended March 31, 2000, and 0.85% for the period July 15, 1998 (commencement of operations) to March 31, 1999.
/O/ Liquidation of Financial Intermediary Class of shares.

See Notes to Financial Statements


--------------------------------------------------------------------------------

Notes to Financial Statements
(Amounts in Thousands)

1.  Significant Accounting Policies:
LM Institutional Fund Advisors I, Inc. ("Corporation"), consisting of the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Intermediate Portfolio ("Intermediate"), and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Prior to May 29, 1998, the Corporation was known as Western Asset Trust, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate and Core commenced operations on January 7, 1999 and July 22, 1999, respectively.

Security Valuation
Securities owned by the Funds for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

Foreign Currency Transactions
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and
(ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

The effect of changes in foreign exchange rates on unrealized security gains or losses is reflected as a component of such unrealized gains or losses. The effect of changes in foreign exchange rates on realized security gains or losses is reflected separately.

Options and Futures
The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Distributions to Shareholders
Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. As of March 1, 2000, dividends from net investment income will be declared daily and paid monthly for each Fund except Non-U.S., which will declare and pay dividends quarterly. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within each Fund's capital accounts to reflect income and gains available for distribution under tax regulations. At March 31, 2000 accrued dividends payable were as follows:Core, $1,920, Core Plus $575, Intermediate $1,104 and Non-US $0.

(Amounts in Thousands)

Security Transactions
Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                             Receivable For                Payable For
                             Securities Sold          Securities Purchased
                             ---------------          --------------------
          Core                   $31,198                     $97,846
          Core Plus                  127                      14,478
          Intermediate             1,931                      35,515
          Non-U.S.                     7                         933

Use of Estimates
The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Federal Income Taxes
No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders.

2.  Financial Instruments:

Repurchase Agreements
As part of their investment programs, the Funds utilize repurchase agreements. All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Exchange Contracts
Core Plus and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

(Amounts in Thousands)

Outstanding contracts at March 31, 2000, were as follows:


Core Plus
                                                           Contract to
                          Settlement       -------------------------------------------------   Appreciation
                            Date                Receive                     Deliver           (Depreciation)
                      ----------------     -----------------            ---------------       --------------
                           4/27/00         USD         1,711            GRD     599,277             $44
                           4/28/00         EUR         2,229            USD       2,138             (50)
                           4/28/00         USD         4,074            EUR       4,247              76
                           5/18/00         USD           796            SEK       6,850               4
                                                                                                 ------
                                                                                                    $74
                                                                                                 ======
Non-U.S.
                                                           Contract to
                          Settlement       -------------------------------------------------   Appreciation
                            Date                Receive                     Deliver           (Depreciation)
                      ----------------     -----------------            ---------------       --------------
                           4/27/00         GRD       341,838            USD       1,000          $  (24)
                           4/27/00         USD        11,862            GRD   4,081,001             213
                           4/28/00         USD         3,986            DKK      28,827             273
                           4/28/00         DKK         2,340            USD         320             (19)
                           4/28/00         EUR         6,060            USD       5,863             (49)
                           4/28/00         USD        24,320            EUR      24,743             581
                           5/18/00         GBP         3,056            USD       4,890             (23)
                           5/18/00         USD         5,869            GBP       3,678              12
                           5/18/00         USD         5,804            SEK      49,690              28
                           5/18/00         USD         3,335            ZAR      21,314              91
                           5/18/00         ZAR         1,388            USD         212              (1)
                                                                                                 ------
                                                                                                 $1,082
                                                                                                 ======

Option Transactions
A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in call and put options during the period was as follows:

                                                                       Calls                          Puts
                                                            ---------------------------   ---------------------------
         Core                                                Contracts       Premiums       Contracts      Premiums
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999                  485         $   289            30        $    67
         Options written                                      8,877           6,020         3,460          2,380
         Options closed                                      (5,466)         (4,242)       (2,579)        (1,800)
         Options expired                                     (2,560)         (1,253)         (545)          (340)
         Options exercised                                     (186)           (127)           --             --
                                                             ------         -------        ------        -------
         Options outstanding at March 31, 2000                1,150         $   687           366        $   307
                                                             ======         =======        ======        =======

(Amounts in Thousands)

                                                                       Calls                          Puts
                                                            ---------------------------   ---------------------------
         Core Plus                                           Contracts       Premiums       Contracts      Premiums
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999                   83         $    56             5          $   5
         Options written                                      4,069           1,911         1,177            840
         Options closed                                      (1,857)         (1,321)         (844)          (642)
         Options expired                                     (1,353)           (361)         (236)          (118)
         Options exercised                                     (641)           (107)           --             --
                                                             ------         -------         -----          -----
         Options outstanding at March 31, 2000                  301         $   178           102          $  85
                                                             ======         =======         =====          =====
                                                                       Calls                          Puts
                                                            ---------------------------   ---------------------------
         Intermediate                                        Contracts       Premiums       Contracts      Premiums
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 1999               20,222         $   157            79          $  75
         Options written                                      2,927           1,771         1,055            559
         Options closed                                      (2,497)         (1,648)         (739)          (416)
         Options expired                                    (20,185)            (43)         (258)           (90)
         Options exercised                                       --              --            --             --
                                                            -------         -------         -----          -----
         Options outstanding at March 31, 2000                  467         $   237           137          $ 128
                                                            =======         =======         =====          =====

Futures
Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which is holding cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 2000 are described at the end of the "Statement of Net Assets" of each Fund.

3.  Portfolio Transactions:
For the year ended March 31, 2000, investment transactions (excluding short-term investments) were as follows:

                                                 Purchases                                      Sales
                                       ------------------------------             ---------------------------------
                                       U.S. Gov't           Other                  U.S. Gov't              Other
                                       Securities        Securities                Securities           Securities
                                      -------------    --------------             -------------       --------------
         Core                        $1,674,164          $202,700                $1,698,894             $112,077
         Core Plus                      496,626           102,882                   455,676               52,864
         Intermediate                 1,204,912           172,927                 1,236,892              118,857
         Non-U.S.                        57,970           258,750                    52,211              250,572

(Amounts in Thousands)

At March 31, 2000, the cost of securities, gross unrealized appreciation and gross unrealized depreciation for federal income tax purposes were as follows:

                                                                                                            Net
                                                                                                       Appreciation
                                          Cost           Appreciation           Depreciation          (Depreciation)
                                      -------------    -----------------      ----------------      -------------------
         Core                           $744,532           $3,306                $(25,967)               $(22,661)
         Core Plus                       216,016            1,303                  (5,679)                 (4,376)
         Intermediate                    413,445            1,330                  (7,465)                 (6,135)
         Non-U.S.                         63,169              138                  (2,299)                 (2,161)

Unused capital loss carryforwards for federal income tax purposes at March 31, 2000, were as follows: Core, $16,952 which expires in 2008; Core Plus, $2,707 which expires in 2008; Intermediate $5,953 which expires in 2008; and Non-US, $3,271 which expires in 2008.

4.  Fund Share Transactions:
At March 31, 2000, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows (all share amounts reflect the 10 for 1 stock split effective May 29, 1998):

                                                            Reinvestment
                                          Sold            of Distributions         Repurchased             Net Change
                              ----------------------  --------------------- ----------------------  ----------------------
                                  Shares     Amount      Shares     Amount      Shares     Amount       Shares     Amount
                                ---------   ---------   ---------  ---------   ---------  ---------    ---------  ---------
Core
Institutional Class
Years ended March 31,
  2000                             6,977    $ 74,066      4,571    $48,097     (11,322)  $(119,107)        226    $  3,056
                                  ------    --------      -----    -------     -------   ---------      ------    --------
  1999                            23,039    $247,815      6,095    $68,685     (20,160)  $(214,696)      8,974    $101,804
                                  ------    --------      -----    -------     -------   ---------      ------    --------

Financial Intermediary Class
July 22, 1999* to
  March 31, 2000                     134    $  1,431          6    $    61          --   $      --         140    $  1,492
                                  ------    --------      -----    -------     -------   ---------      ------    --------

Core Plus
Years ended March 31
  2000                            11,868    $114,874      1,200    $11,491      (2,377)  $ (22,623)     10,691    $103,742
                                  ------    --------      -----    -------     -------   ---------      ------    --------
  1999/A/                         12,138    $121,882        271    $ 2,733        (412)  $  (4,226)     11,997    $120,389
                                  ------    --------      -----    -------     -------   ---------      ------    --------

Intermediate
Institutional Class
Years ended March 31,
  2000                            16,358    $167,017      2,223    $22,750     (10,927)  $(112,982)      7,654    $ 76,785
                                  ------    --------      -----    -------     -------   ---------      ------    --------
  1999                            13,411    $144,994      2,531    $27,140     (13,368)  $(143,836)      2,574    $ 28,298
                                  ------    --------      -----    -------     -------   ---------      ------    --------

Financial Intermediary Class
Period ended
  November 30, 1999/C/                --    $     --         15    $   155        (372)  $  (3,822)       (357)   $ (3,667)
                                  ------    --------      -----    -------     -------   ---------      ------    --------
Year ended March 31,
  1999/D/                            367    $  3,895         --    $    --         (10)  $    (101)        357    $  3,794
                                  ------    --------      -----    -------     -------   ---------      ------    --------

Non-U.S.
Year ended March 31,
  2000                             1,029    $  9,754        444    $ 4,268      (1,357)  $ (12,820)        116    $  1,202
                                  ------    --------      -----    -------     -------   ---------      ------    --------
  1999/B/                          6,181     $62,025        222    $ 2,272          --   $      --       6,403    $ 64,297
                                  ------    --------      -----    -------     -------   ---------      ------    --------
-----------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
/A/ For the period July 8, 1998 (commencement of operations) to March 31, 1999. /B/ For the period July 15, 1998 (commencement of operations) to March 31, 1999. /C/ Liquidation of Financial Intermediary Class of Shares.
/D/ For the period January 7, 1999 (commencement of operations) to March 31,
    1999.

(Amounts in Thousands)


5.  Securities Loaned:
Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. This cash collateral is recorded as an asset with a corresponding liability.

At March 31, 2000, the market value of the securities on loan to broker-dealers was $80,185 and $55,317 for Core and Intermediate, respectively. Cash collateral received was $82,755 and $56,848 for Core and Intermediate, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.  Transactions with Affiliates:
Each Fund has a management agreement with LM Institutional Advisors, Inc. ("LMIA"). Western Asset Management Company ("Western Asset") is the investment adviser to Core, Core Plus and Intermediate. Western Asset Management Company Limited ("WAGM") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMIA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.45% for Core, Core Plus and Non-U.S., and 0.40% for Intermediate. LMIA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Core and Core Plus, and 0.35% of average daily net assets for Intermediate. LMIA pays WAGM a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At March 31, 2000, $156, $49, $116, and a non-meaningful amount was due to LMIA for Core, Core Plus, Intermediate and Non-U.S., respectively. LMIA, Western Asset and WAGM have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for Institutional Class: 0.55% for Non-U.S.; 0.50% for Core; 0.50% for Core Plus; and 0.45% for Intermediate; and for Financial Intermediary
Class: 0.75% for Core and 0.70% for Intermediate.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, and Arroyo Seco, Inc. serve as distributors of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At March 31, 2000, $1 was due to LMWW from Core. Arroyo Seco, Inc. receives no payments from the Funds in connection with the offer or sale of their shares.

Western Asset and WAGM are wholly owned subsidiaries of Legg Mason, Inc.

Report of Independent Accountants

To the Board of Directors of LM Institutional Fund Advisors I, Inc. and Shareholders of Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Intermediate Portfolio, and Western Asset Non-U.S. Fixed Income
Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Intermediate Portfolio, and Western Asset Non-U.S. Fixed Income Portfolio (four of the Funds comprising LM Institutional Fund Advisors I, Inc., hereafter referred to as the "Funds") at March 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
May 5, 2000

LM Institutional Fund Advisors I, Inc.

Investment Manager
LM Institutional Advisors, Inc.
P.O. Box 17635
Baltimore,Maryland 21297-1635
1-888-425-6432

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Management Company Limited
155 Bishopgate
London, England EC2N3TY







            This report is not to be distributed unless preceded or
                         accompanied by a prospectus.

                   Legg Mason Wood Walker, Inc., Distributor